UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

Brian C. Janssen

Intermediate Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Intermediate Bond Fund of America® Semi-annual report for the six months ended February 29, 2020

Investing to seek
income and stability

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Intermediate Bond Fund of America seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For nearly 90 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge	3.64%	1.60%	1.97%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.64% for Class A shares as of the prospectus dated November 1, 2019 (as supplemented to date). The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are Intermediate Bond Fund of America results for the six months ended February 29, 2020. Also shown are the results of its primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/AIBAX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended February 29, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	10 years	Lifetime[1]

Intermediate Bond Fund of America (Class A shares)	2.74%	6.53%	2.81%	2.04%	2.12%	4.55%
Bloomberg Barclays U.S. Government/Credit 1–7 Years ex BBB Index[2]	2.49	7.21	3.28	2.44	2.43	5.20
Lipper Short-Intermediate Investment-Grade Debt Funds Average[3]	2.19	5.96	2.88	2.20	2.62	5.15

[1]	Since February 19, 1988.
[2]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[3]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Sources: Refinitiv Lipper.

The fund’s 30-day yield for Class A shares as of March 31, 2020, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.89%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.72%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Intermediate Bond Fund of America	1

Summary investment portfolio February 29, 2020	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	46.69%
AAA/Aaa	24.44
AA/Aa	6.45
A/A	11.72
BBB/Baa	6.37
Other	.16
Short-term securities & other assets less liabilities	4.17

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 95.82%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 46.69%
U.S. Treasury 43.95%
U.S. Treasury 1.375% 2021	$155,220	$155,644
U.S. Treasury 1.625% 2021	319,814	323,755
U.S. Treasury 1.75% 2021	87,000	87,907
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.30%) 1.811% 2021[1]	273,178	273,869
U.S. Treasury 1.375% 2022	455,008	458,912
U.S. Treasury 1.625% 2022	130,000	132,501
U.S. Treasury 1.75% 2022	247,000	251,886
U.S. Treasury 1.75% 2022	100,000	101,855
U.S. Treasury 1.875% 2022	240,000	244,898
U.S. Treasury 1.875% 2022	89,000	91,232
U.S. Treasury 2.00% 2022	526,400	541,629
U.S. Treasury 1.50% 2023	207,832	211,351
U.S. Treasury 1.625% 2023	109,456	111,974
U.S. Treasury 2.375% 2023	115,000	119,864
U.S. Treasury 2.50% 2023	550,855	577,643

2	Intermediate Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury 2.625% 2023	$246,711	$259,262
U.S. Treasury 2.625% 2023	155,000	163,720
U.S. Treasury 2.625% 2023	90,000	95,757
U.S. Treasury 2.75% 2023	120,000	126,896
U.S. Treasury 2.75% 2023	100,000	106,167
U.S. Treasury 2.875% 2023	232,000	248,665
U.S. Treasury 2.875% 2023	152,426	163,146
U.S. Treasury 1.25% 2024	90,000	91,246
U.S. Treasury 1.50% 2024	258,484	265,037
U.S. Treasury 1.75% 2024	239,305	247,752
U.S. Treasury 2.125% 2024	344,625	362,928
U.S. Treasury 2.25% 2024	557,280	587,272
U.S. Treasury 2.375% 2024	235,000	248,336
U.S. Treasury 2.50% 2024	148,000	156,955
U.S. Treasury 2.50% 2024	122,000	129,895
U.S. Treasury 2.625% 2025	150,000	163,719
U.S. Treasury 2.75% 2025	175,000	191,492
U.S. Treasury 2.875% 2025	130,000	143,577
U.S. Treasury 1.625% 2026	109,456	113,453
U.S. Treasury 1.875% 2026	420,000	441,592
U.S. Treasury 1.875% 2026	308,000	323,899
U.S. Treasury 2.125% 2026	80,000	85,279
U.S. Treasury 2.375% 2049[2]	94,900	110,323
U.S. Treasury 1.13%–8.75% 2020–2049[2]	1,531,869	1,592,006
		10,103,294

U.S. Treasury inflation-protected securities 2.74%
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	120,747	126,287
U.S. Treasury Inflation-Protected Security 0.75% 2042[2,3]	149,139	169,789
U.S. Treasury Inflation-Protected Securities 0.50%–2.13% 2023–2049[2,3]	301,836	332,753
		628,829

Total U.S. Treasury bonds & notes		10,732,123

Corporate bonds & notes 21.19%
Financials 5.81%
Other securities		1,336,390

Other 15.38%
Other securities		3,534,031

Total corporate bonds & notes		4,870,421

Mortgage-backed obligations 17.49%
Federal agency mortgage-backed obligations 13.57%
Fannie Mae Pool #MA3905 3.00% 2050[4]	178,805	184,423
Fannie Mae 0%–11.00% 2024–2049[1,4]	600,757	628,894
Freddie Mac Pool #SD8005 3.50% 2049[4]	102,266	106,204
Freddie Mac Pool #RA1369 3.50% 2049[4]	77,373	82,140
Freddie Mac 0%–5.40% 2023–2050[1,4]	298,270	311,544
Government National Mortgage Assn. Pool #MA5137 4.00% 2048[4]	257,494	271,889
Government National Mortgage Assn. Pool #MA6339 3.50% 2049[4]	126,805	132,139
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[4]	231,296	241,549
Government National Mortgage Assn. 3.00%–5.00% 2042–2050[4,5]	240,775	249,774
Uniform Mortgage-Backed Security 3.00% 2035[4,5]	168,496	174,401

Intermediate Bond Fund of America	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 3.50% 2050[4,5]	$128,082	$133,020
Uniform Mortgage-Backed Security 4.50% 2050[4,5]	111,639	119,157
Uniform Mortgage-Backed Securities 3.00%–4.00% 2050[4,5]	11,291	11,729
Other securities		471,923
		3,118,786

Other 3.92%
Other securities		901,739

Total mortgage-backed obligations		4,020,525

Asset-backed obligations 7.63%
Other securities		1,754,862

Bonds & notes of governments & government agencies outside the U.S. 2.82%
Other securities		647,727

Total bonds, notes & other debt instruments (cost: $21,236,540,000)		22,025,658

Preferred securities 0.01%
Financials 0.01%
Other securities		2,720

Total preferred securities (cost: $3,985,000)		2,720

Short-term securities 5.66%	Shares
Money market investments 5.66%
Capital Group Central Cash Fund 1.63%[6]	13,001,561	1,300,156

Total short-term securities (cost: $1,287,477,000)		1,300,156
Total investment securities 101.49% (cost: $22,528,002,000)		23,328,534
Other assets less liabilities (1.49)%		(342,869)

Net assets 100.00%		$22,985,665

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $3,438,355,000, which represented 14.96% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

4	Intermediate Bond Fund of America

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [7]	Value at 2/29/2020 (000) [8]	Unrealized appreciation (depreciation) at 2/29/2020 (000)
2 Year U.S. Treasury Note Futures	Long	20,656	July 2020	$4,131,200	$4,509,786	$34,694
5 Year U.S. Treasury Note Futures	Long	40,067	July 2020	4,006,700	4,918,224	76,916
10 Year U.S. Treasury Note Futures	Long	5,957	June 2020	595,700	802,706	15,543
10 Year Ultra U.S. Treasury Note Futures	Short	4,000	June 2020	(400,000)	(600,875)	(17,439)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,499	June 2020	(149,900)	(311,043)	(11,994)
						$97,720

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
1.5155%	U.S. EFFR	3/18/2020	$5,475,500	$148	$—	$148
1.5135%	U.S. EFFR	3/18/2020	5,474,500	143	—	143
1.531%	U.S. EFFR	3/18/2020	2,860,300	100	—	100
1.515%	U.S. EFFR	3/18/2020	2,589,700	69	—	69
3-month USD-LIBOR	2.806%	8/29/2020	76,300	(558)	—	(558)
1.454%	U.S. EFFR	12/10/2020	737,000	3,075	—	3,075
1.4555%	U.S. EFFR	12/10/2020	623,000	2,607	—	2,607
1.491%	U.S. EFFR	12/16/2020	679,500	3,123	—	3,123
1.487%	U.S. EFFR	12/16/2020	670,500	3,060	—	3,060
1.4995%	U.S. EFFR	12/20/2020	1,375,000	6,569	—	6,569
2.3755%	U.S. EFFR	2/6/2021	456,000	6,479	—	6,479
1.426%	U.S. EFFR	2/11/2021	750,000	3,941	—	3,941
1.424%	U.S. EFFR	2/11/2021	750,000	3,926	—	3,926
1.34%	U.S. EFFR	10/18/2021	455,000	4,375	—	4,375
1.3675%	U.S. EFFR	11/6/2021	1,600,000	16,946	—	16,946
1.42%	U.S. EFFR	11/14/2021	1,280,000	14,903	—	14,903
U.S. EFFR	1.335%	11/26/2021	770,000	(8,016)	—	(8,016)
1.402%	U.S. EFFR	1/14/2022	577,250	7,304	—	7,304
1.403%	U.S. EFFR	1/14/2022	545,750	6,916	—	6,916
1.082%	U.S. EFFR	2/26/2022	595,300	4,293	—	4,293
1.074%	U.S. EFFR	2/26/2022	593,100	4,182	—	4,182
3-month USD-LIBOR	1.265%	2/26/2022	593,900	(3,429)	—	(3,429)
3-month USD-LIBOR	1.271%	2/26/2022	594,810	(3,505)	—	(3,505)
1.07625%	U.S. EFFR	2/27/2022	587,330	4,168	—	4,168
1.0405%	U.S. EFFR	2/27/2022	587,320	3,747	—	3,747
3-month USD-LIBOR	1.23%	2/27/2022	586,980	(2,992)	—	(2,992)
3-month USD-LIBOR	1.262%	2/27/2022	586,980	(3,364)	—	(3,364)
1.0465%	U.S. EFFR	2/28/2022	604,450	3,929	—	3,929
3-month USD-LIBOR	1.233%	2/28/2022	604,830	(3,172)	—	(3,172)
3-month USD-LIBOR	2.8755%	7/3/2023	498,644	(32,042)	—	(32,042)

Intermediate Bond Fund of America	5

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
U.S. EFFR	2.508%	7/3/2023	$660,645	$(39,764)	$—	$(39,764)
2.21875%	U.S. EFFR	3/14/2024	190,000	11,771	—	11,771
3-month USD-LIBOR	2.32658%	5/2/2024	460,700	(26,586)	—	(26,586)
3-month USD-LIBOR	1.93%	6/12/2024	59,200	(2,529)	—	(2,529)
3-month USD-LIBOR	1.9675%	6/21/2029	33,000	(2,649)	—	(2,649)
U.S. EFFR	1.4869%	10/23/2029	93,700	(5,614)	—	(5,614)
U.S. EFFR	1.485%	10/23/2029	102,700	(6,135)	—	(6,135)
U.S. EFFR	1.446%	10/24/2029	11,600	(651)	—	(651)
U.S. EFFR	1.4495%	10/24/2029	87,900	(4,959)	—	(4,959)
U.S. EFFR	1.453%	10/24/2029	118,800	(6,741)	—	(6,741)
U.S. EFFR	1.4741%	10/24/2029	119,300	(7,006)	—	(7,006)
1.419%	U.S. EFFR	11/26/2029	163,000	8,765	—	8,765
3-month USD-LIBOR	3.238%	8/8/2044	15,000	(6,353)	—	(6,353)
3-month USD-LIBOR	2.7045%	1/2/2045	41,000	(12,790)	—	(12,790)
3-month USD-LIBOR	2.454%	1/15/2045	24,000	(6,171)	—	(6,171)
3-month USD-LIBOR	2.58245%	11/5/2045	120,000	(35,104)	—	(35,104)
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(4,016)	—	(4,016)
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	(4,996)	—	(4,996)
3-month USD-LIBOR	2.59125%	12/16/2045	36,000	(10,653)	—	(10,653)
3-month USD-LIBOR	1.934%	12/12/2049	58,000	(9,532)	—	(9,532)
3-month USD-LIBOR	1.935%	12/17/2049	67,350	(11,086)	—	(11,086)
3-month USD-LIBOR	2.007%	12/19/2049	20,400	(3,735)	—	(3,735)
3-month USD-LIBOR	2.068%	12/24/2049	19,780	(3,931)	—	(3,931)
3-month USD-LIBOR	2.045%	12/27/2049	60,600	(11,687)	—	(11,687)
3-month USD-LIBOR	2.0375%	1/6/2050	116,010	(22,149)	—	(22,149)
3-month USD-LIBOR	1.961%	1/9/2050	56,500	(9,680)	—	(9,680)
3-month USD-LIBOR	1.678%	2/21/2050	50,495	(4,993)	—	(4,993)
					$—	$(192,049)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments (000)	Unrealized appreciation at 2/29/2020 (000)
CDX.NA.IG.33	1.00%/Quarterly	12/20/2024	$2,140,000	$(33,245)	$(48,591)	$15,346

6	Intermediate Bond Fund of America

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $189,495,000, which represented .82% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.
[6]	Rate represents the seven-day yield at 2/29/2020.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

Intermediate Bond Fund of America	7

Financial statements

Statement of assets and liabilities	unaudited
at February 29, 2020	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $22,528,002)		$23,328,534
Cash		20,987
Receivables for:
Sales of investments	$566,853
Sales of fund’s shares	80,825
Dividends and interest	111,482
Variation margin on futures contracts	64,208
Variation margin on swap contracts	51,453	874,821
		24,224,342
Liabilities:
Payables for:
Purchases of investments	1,088,980
Repurchases of fund’s shares	64,454
Dividends on fund’s shares	256
Investment advisory services	3,546
Services provided by related parties	3,349
Trustees’ deferred compensation	369
Variation margin on futures contracts	14,402
Variation margin on swap contracts	63,243
Other	78	1,238,677
Net assets at February 29, 2020		$22,985,665

Net assets consist of:
Capital paid in on shares of beneficial interest		$22,462,646
Total distributable earnings		523,019
Net assets at February 29, 2020		$22,985,665

See notes to financial statements.

8	Intermediate Bond Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,670,842 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$8,498,235	617,706	$13.76
Class C	48,602	3,534	13.75
Class T	10	1	13.75
Class F-1	151,335	11,000	13.76
Class F-2	1,935,017	140,649	13.76
Class F-3	627,018	45,593	13.75
Class 529-A	475,809	34,585	13.76
Class 529-C	22,346	1,625	13.75
Class 529-E	17,649	1,283	13.76
Class 529-T	11	1	13.75
Class 529-F-1	114,593	8,330	13.76
Class R-1	5,013	364	13.75
Class R-2	97,753	7,108	13.75
Class R-2E	6,677	486	13.74
Class R-3	137,172	9,971	13.76
Class R-4	133,076	9,673	13.76
Class R-5E	5,608	408	13.76
Class R-5	36,081	2,622	13.76
Class R-6	10,673,660	775,903	13.76

See notes to financial statements.

Intermediate Bond Fund of America	9

Statement of operations	unaudited
for the six months ended February 29, 2020	(dollars in thousands)

Investment income:
Income:
Interest	$240,966
Dividends	12,764	$253,730
Fees and expenses*:
Investment advisory services	21,341
Distribution services	14,078
Transfer agent services	6,794
Administrative services	3,215
Reports to shareholders	362
Registration statement and prospectus	709
Trustees’ compensation	65
Auditing and legal	129
Custodian	47
Other	227	46,967
Net investment income		206,763

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	66,612
Futures contracts	19,072
Swap contracts	(83,177)	2,507
Net unrealized appreciation on:
Investments in unaffiliated issuers	245,403
Futures contracts	88,656
Swap contracts	79,517	413,576
Net realized gain and unrealized appreciation		416,083

Net increase in net assets resulting from operations		$622,846

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

10	Intermediate Bond Fund of America

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	February 29, 2020*	August 31, 2019
Operations:
Net investment income	$206,763	$396,091
Net realized gain	2,507	214,995
Net unrealized appreciation	413,576	473,356
Net increase in net assets resulting from operations	622,846	1,084,442

Distributions paid or accrued to shareholders	(388,349)	(385,900)

Net capital share transactions	2,088,495	2,331,397

Total increase in net assets	2,322,992	3,029,939

Net assets:
Beginning of period	20,662,673	17,632,734
End of period	$22,985,665	$20,662,673

*	Unaudited.

See notes to financial statements.

Intermediate Bond Fund of America	11

Notes to financial statements	unaudited

1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	Intermediate Bond Fund of America

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last

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available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

14	Intermediate Bond Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are

Intermediate Bond Fund of America	15

based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 29, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$10,732,123	$—	$10,732,123
Corporate bonds & notes	—	4,870,421	—	4,870,421
Mortgage-backed obligations	—	4,020,525	—	4,020,525
Asset-backed obligations	—	1,754,862	—	1,754,862
Bonds & notes of governments & government agencies outside the U.S.	—	647,727	—	647,727
Preferred securities	—	2,720	—	2,720
Short-term securities	1,300,156	—	—	1,300,156
Total	$1,300,156	$22,028,378	$—	$23,328,534

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$127,153	$—	$—	$127,153
Unrealized appreciation on interest rate swaps	—	124,539	—	124,539
Unrealized appreciation on credit default swaps	—	15,346	—	15,346
Liabilities:
Unrealized depreciation on futures contracts	(29,433)	—	—	(29,433)
Unrealized depreciation on interest rate swaps	—	(316,588)	—	(316,588)
Total	$97,720	$(176,703)	$—	$(78,983)

*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

16	Intermediate Bond Fund of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Intermediate Bond Fund of America	17

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the

18	Intermediate Bond Fund of America

difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The

Intermediate Bond Fund of America	19

fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the

20	Intermediate Bond Fund of America

initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $9,763,338,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $19,647,961,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event,

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it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $724,000,000.

22	Intermediate Bond Fund of America

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the six months ended, February 29, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$127,153	Unrealized depreciation*	$29,433
Swap	Interest	Unrealized appreciation*	124,539	Unrealized depreciation*	316,588
Swap	Credit	Unrealized appreciation*	15,346	Unrealized depreciation*	—
			$267,038		$346,021

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$19,072	Net unrealized appreciation on futures contracts	$88,656
Swap	Interest	Net realized loss on swap contracts	(76,210)	Net unrealized appreciation on swap contracts	61,376
Swap	Credit	Net realized loss on swap contracts	(6,967)	Net unrealized appreciation on swap contracts	18,141
			$(64,105)		$168,173

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

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6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$53,188
Undistributed long-term capital gains	140,103

As of February 29, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$1,067,849
Gross unrealized depreciation on investments	(347,348)
Net unrealized appreciation on investments	720,501
Cost of investments	22,587,483

24	Intermediate Bond Fund of America

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 29, 2020						Year ended August 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid or accrued		Ordinary income		Long-term capital gains	Total distributions paid or accrued
Class A	$84,141		$52,293		$136,434		$140,077		$—	$140,077
Class C	322		295		617		569		—	569
Class T	—	*	—	*	—	*	—	*	—	—	*
Class F-1	1,553		949		2,502		2,646		—	2,646
Class F-2	21,137		11,588		32,725		30,281		—	30,281
Class F-3	7,187		3,843		11,030		10,573		—	10,573
Class 529-A	4,760		2,945		7,705		7,739		—	7,739
Class 529-C	151		139		290		232		—	232
Class 529-E	161		109		270		268		—	268
Class 529-T	—	*	—	*	—	*	—	*	—	—	*
Class 529-F-1	1,278		709		1,987		2,084		—	2,084
Class R-1	34		32		66		66		—	66
Class R-2	667		613		1,280		1,071		—	1,071
Class R-2E	55		41		96		59		—	59
Class R-3	1,248		874		2,122		2,063		—	2,063
Class R-4	1,400		830		2,230		2,343		—	2,343
Class R-5E	58		33		91		47		—	47
Class R-5	426		225		651		704		—	704
Class R-6	123,451		64,802		188,253		185,078		—	185,078
Total	$248,029		$140,320		$388,349		$385,900		$—	$385,900

*	Amount less than one thousand.

Intermediate Bond Fund of America	25

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.120% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 29, 2020, the investment advisory services fee was $21,341,000, which was equivalent to an annualized rate of 0.199% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts

26	Intermediate Bond Fund of America

billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 29, 2020, unreimbursed expenses subject to reimbursement totaled $62,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Intermediate Bond Fund of America	27

For the six months ended February 29, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$12,071	$4,669		$1,207		Not applicable
Class C	228	26		7		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	184	116		22		Not applicable
Class F-2	Not applicable	1,259		268		Not applicable
Class F-3	Not applicable	27		86		Not applicable
Class 529-A	546	247		68		$146
Class 529-C	104	12		3		7
Class 529-E	42	3		3		5
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	59		17		35
Class R-1	25	4		1		Not applicable
Class R-2	357	168		14		Not applicable
Class R-2E	20	8		1		Not applicable
Class R-3	338	110		20		Not applicable
Class R-4	163	68		20		Not applicable
Class R-5E	Not applicable	4		1		Not applicable
Class R-5	Not applicable	9		5		Not applicable
Class R-6	Not applicable	5		1,472		Not applicable
Total class-specific expenses	$14,078	$6,794		$3,215		$193

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $65,000 in the fund’s statement of operations reflects $41,000 in current fees (either paid in cash or deferred) and a net increase of $24,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

28	Intermediate Bond Fund of America

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 29, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $42,192,000 and $26,062,000, respectively, which generated $446,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 29, 2020.

Intermediate Bond Fund of America	29

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 29, 2020

Class A	$998,573	73,632	$135,315		10,014		$(665,660)	(49,091)	$468,228	34,555
Class C	8,832	650	613		46		(10,176)	(751)	(731)	(55)
Class T	—	—	—		—		—	—	—	—
Class F-1	16,169	1,193	2,449		181		(20,054)	(1,479)	(1,436)	(105)
Class F-2	393,815	29,029	32,222		2,384		(236,589)	(17,443)	189,448	13,970
Class F-3	140,583	10,371	10,995		813		(62,767)	(4,630)	88,811	6,554
Class 529-A	67,155	4,953	7,689		569		(54,019)	(3,987)	20,825	1,535
Class 529-C	5,416	399	289		21		(5,842)	(431)	(137)	(11)
Class 529-E	2,389	176	270		20		(1,912)	(141)	747	55
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	19,253	1,420	1,981		147		(13,303)	(982)	7,931	585
Class R-1	438	32	66		5		(516)	(38)	(12)	(1)
Class R-2	12,688	936	1,274		94		(13,159)	(971)	803	59
Class R-2E	4,930	365	94		7		(4,173)	(309)	851	63
Class R-3	22,373	1,650	2,106		156		(25,496)	(1,882)	(1,017)	(76)
Class R-4	17,331	1,277	2,222		165		(20,902)	(1,542)	(1,349)	(100)
Class R-5E	2,040	151	90		7		(648)	(48)	1,482	110
Class R-5	5,864	433	649		48		(5,191)	(383)	1,322	98
Class R-6	1,351,895	99,776	188,250		13,923		(227,416)	(16,723)	1,312,729	96,976
Total net increase (decrease)	$3,069,744	226,443	$386,574		28,600		$(1,367,823)	(100,831)	$2,088,495	154,212

30	Intermediate Bond Fund of America

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2019

Class A	$1,660,038	124,825	$138,400		10,369		$(1,445,212)	(108,923)	$353,226	26,271
Class C	16,154	1,215	563		42		(25,767)	(1,941)	(9,050)	(684)
Class T	—	—	—		—		—	—	—	—
Class F-1	35,499	2,664	2,578		194		(41,714)	(3,147)	(3,637)	(289)
Class F-2	959,795	72,320	29,668		2,220		(387,369)	(29,153)	602,094	45,387
Class F-3	186,217	13,988	10,316		773		(135,133)	(10,193)	61,400	4,568
Class 529-A	114,733	8,606	7,706		577		(104,833)	(7,875)	17,606	1,308
Class 529-C	11,108	833	230		18		(11,578)	(872)	(240)	(21)
Class 529-E	4,474	336	267		20		(4,822)	(362)	(81)	(6)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	26,714	2,011	2,075		155		(22,275)	(1,670)	6,514	496
Class R-1	1,598	121	65		5		(3,925)	(296)	(2,262)	(170)
Class R-2	26,274	1,976	1,061		79		(31,835)	(2,397)	(4,500)	(342)
Class R-2E	3,046	228	58		5		(1,302)	(99)	1,802	134
Class R-3	35,683	2,681	2,047		153		(36,307)	(2,733)	1,423	101
Class R-4	34,356	2,580	2,331		175		(31,930)	(2,406)	4,757	349
Class R-5E	3,208	239	46		3		(608)	(45)	2,646	197
Class R-5	9,749	732	700		52		(9,975)	(753)	474	31
Class R-6	1,756,038	131,801	185,069		13,861		(641,882)	(48,414)	1,299,225	97,248
Total net increase (decrease)	$4,884,684	367,156	$383,180		28,701		$(2,936,467)	(221,279)	$2,331,397	174,578

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $15,211,382,000 and $13,712,165,000, respectively, during the six months ended February 29, 2020.

Intermediate Bond Fund of America	31

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
2/29/2020[5,6]	$13.62	$.12	$.25	$.37
8/31/2019	13.14	.26	.47	.73
8/31/2018	13.49	.21	(.37)	(.16)
8/31/2017	13.59	.16	(.04)	.12
8/31/2016	13.53	.15	.11	.26
8/31/2015	13.56	.15	(.01)	.14
Class C:
2/29/2020[5,6]	13.62	.07	.24	.31
8/31/2019	13.14	.15	.48	.63
8/31/2018	13.49	.11	(.37)	(.26)
8/31/2017	13.59	.05	(.03)	.02
8/31/2016	13.53	.05	.11	.16
8/31/2015	13.56	.04	(.01)	.03
Class T:
2/29/2020[5,6]	13.62	.14	.24	.38
8/31/2019	13.14	.29	.47	.76
8/31/2018	13.49	.24	(.36)	(.12)
8/31/2017[5,11]	13.38	.08	.10	.18
Class F-1:
2/29/2020[5,6]	13.63	.12	.24	.36
8/31/2019	13.14	.25	.48	.73
8/31/2018	13.49	.20	(.36)	(.16)
8/31/2017	13.59	.15	(.03)	.12
8/31/2016	13.53	.14	.11	.25
8/31/2015	13.56	.14	(.01)	.13
Class F-2:
2/29/2020[5,6]	13.62	.13	.26	.39
8/31/2019	13.14	.29	.47	.76
8/31/2018	13.49	.25	(.38)	(.13)
8/31/2017	13.59	.19	(.03)	.16
8/31/2016	13.53	.18	.11	.29
8/31/2015	13.56	.18	(.01)	.17
Class F-3:
2/29/2020[5,6]	13.62	.14	.25	.39
8/31/2019	13.13	.30	.49	.79
8/31/2018	13.49	.26	(.38)	(.12)
8/31/2017[5,12]	13.36	.13	.12	.25

32	Intermediate Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements[4]		Ratio of expenses to average net assets after reimbursements[3,4]		Ratio of net income to average net assets[3]

$(.11)	$(.12)	$(.23)	$13.76	2.74%[7]		$8,498		.66%[8]		.66%[8]		1.71%[8]
(.25)	—	(.25)	13.62	5.60		7,945		.63		.63		1.92
(.19)	—	(.19)	13.14	(1.15)		7,317		.60		.60		1.61
(.14)	(.08)	(.22)	13.49	.93		7,391		.61		.61		1.17
(.17)	(.03)	(.20)	13.59	1.95		7,327		.61		.61		1.09
(.17)	—	(.17)	13.53	1.02		6,650		.61		.61		1.12

(.06)	(.12)	(.18)	13.75	2.39	[7]	49		1.35	[8]	1.35	[8]	1.02	[8]
(.15)	—	(.15)	13.62	4.81		49		1.38		1.38		1.16
(.09)	—	(.09)	13.14	(1.92)		56		1.39		1.39		.81
(.04)	(.08)	(.12)	13.49	.17		74		1.39		1.39		.38
(.07)	(.03)	(.10)	13.59	1.17		104		1.39		1.39		.30
(.06)	—	(.06)	13.53	.24		116		1.39		1.39		.32

(.13)	(.12)	(.25)	13.75	2.90	[7,9]	—	[10]	.35	[8,9]	.35	[8,9]	2.02	[8,9]
(.28)	—	(.28)	13.62	5.86	[9]	—	[10]	.37	[9]	.37	[9]	2.17	[9]
(.23)	—	(.23)	13.14	(.91)[9]		—	[10]	.37	[9]	.37	[9]	1.84	[9]
(.07)	—	(.07)	13.49	1.36	[7,9]	—	[10]	.16	[7,9]	.16	[7,9]	.60	[7,9]

(.11)	(.12)	(.23)	13.76	2.67	[7]	151		.65	[8]	.65	[8]	1.72	[8]
(.24)	—	(.24)	13.63	5.63		151		.68		.68		1.87
(.19)	—	(.19)	13.14	(1.22)		150		.67		.67		1.53
(.14)	(.08)	(.22)	13.49	.87		188		.67		.67		1.10
(.16)	(.03)	(.19)	13.59	1.90		258		.66		.66		1.05
(.16)	—	(.16)	13.53	.97		225		.66		.66		1.07

(.13)	(.12)	(.25)	13.76	2.88	[7]	1,935		.38	[8]	.38	[8]	1.98	[8]
(.28)	—	(.28)	13.62	5.87		1,726		.36		.36		2.20
(.22)	—	(.22)	13.14	(.92)		1,068		.37		.37		1.86
(.18)	(.08)	(.26)	13.49	1.17		755		.38		.38		1.41
(.20)	(.03)	(.23)	13.59	2.19		579		.37		.37		1.37
(.20)	—	(.20)	13.53	1.25		294		.39		.39		1.35

(.14)	(.12)	(.26)	13.75	2.87	[7]	627		.25	[8]	.25	[8]	2.12	[8]
(.30)	—	(.30)	13.62	5.97		532		.27		.27		2.28
(.24)	—	(.24)	13.13	(.82)		453		.27		.27		1.95
(.12)	—	(.12)	13.49	1.85	[7]	328		.27	[8]	.27	[8]	1.64	[8]

See end of table for footnotes.

Intermediate Bond Fund of America	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
2/29/2020[5,6]	$13.62	$.12	$.25	$.37
8/31/2019	13.14	.25	.47	.72
8/31/2018	13.49	.20	(.37)	(.17)
8/31/2017	13.59	.15	(.03)	.12
8/31/2016	13.53	.14	.11	.25
8/31/2015	13.56	.14	(.01)	.13
Class 529-C:
2/29/2020[5,6]	13.62	.07	.24	.31
8/31/2019	13.13	.15	.49	.64
8/31/2018	13.48	.10	(.36)	(.26)
8/31/2017	13.59	.05	(.04)	.01
8/31/2016	13.53	.04	.11	.15
8/31/2015	13.56	.03	(.01)	.02
Class 529-E:
2/29/2020[5,6]	13.62	.10	.26	.36
8/31/2019	13.14	.22	.48	.70
8/31/2018	13.49	.18	(.37)	(.19)
8/31/2017	13.59	.12	(.03)	.09
8/31/2016	13.53	.11	.11	.22
8/31/2015	13.56	.11	(.01)	.10
Class 529-T:
2/29/2020[5,6]	13.62	.13	.24	.37
8/31/2019	13.14	.28	.47	.75
8/31/2018	13.49	.23	(.36)	(.13)
8/31/2017[5,11]	13.38	.08	.10	.18
Class 529-F-1:
2/29/2020[5,6]	13.62	.13	.26	.39
8/31/2019	13.14	.28	.47	.75
8/31/2018	13.49	.23	(.36)	(.13)
8/31/2017	13.59	.18	(.03)	.15
8/31/2016	13.53	.17	.11	.28
8/31/2015	13.56	.17	(.01)	.16

Class R-1:
2/29/2020[5,6]	13.62	.06	.25	.31
8/31/2019	13.14	.15	.48	.63
8/31/2018	13.49	.11	(.37)	(.26)
8/31/2017	13.59	.05	(.03)	.02
8/31/2016	13.53	.05	.11	.16
8/31/2015	13.56	.04	(.01)	.03

34	Intermediate Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements[4]		Ratio of expenses to average net assets after reimbursements[3,4]		Ratio of net income to average net assets[3]

$(.11)	$(.12)	$(.23)	$13.76	2.74%[7]		$476		.65%[8]		.65%[8]		1.71%[8]
(.24)	—	(.24)	13.62	5.54		450		.68		.68		1.87
(.18)	—	(.18)	13.14	(1.23)		417		.68		.68		1.54
(.14)	(.08)	(.22)	13.49	.87		381		.67		.67		1.11
(.16)	(.03)	(.19)	13.59	1.86		380		.70		.70		1.00
(.16)	—	(.16)	13.53	.93		362		.70		.70		1.03

(.06)	(.12)	(.18)	13.75	2.31	[7]	22		1.37	[8]	1.37	[8]	1.00	[8]
(.15)	—	(.15)	13.62	4.80		22		1.39		1.39		1.16
(.09)	—	(.09)	13.13	(1.87)		22		1.43		1.43		.73
(.04)	(.08)	(.12)	13.48	.06		62		1.44		1.44		.35
(.06)	(.03)	(.09)	13.59	1.11		67		1.46		1.46		.24
(.05)	—	(.05)	13.53	.17		68		1.46		1.46		.26

(.10)	(.12)	(.22)	13.76	2.65	[7]	18		.84	[8]	.84	[8]	1.53	[8]
(.22)	—	(.22)	13.62	5.35		17		.86		.86		1.69
(.16)	—	(.16)	13.14	(1.41)		16		.87		.87		1.34
(.11)	(.08)	(.19)	13.49	.67		17		.88		.88		.90
(.13)	(.03)	(.16)	13.59	1.66		19		.90		.90		.81
(.13)	—	(.13)	13.53	.72		18		.91		.91		.81

(.12)	(.12)	(.24)	13.75	2.86	[7,9]	—	[10]	.42	[8,9]	.42	[8,9]	1.95	[8,9]
(.27)	—	(.27)	13.62	5.79	[9]	—	[10]	.44	[9]	.44	[9]	2.10	[9]
(.22)	—	(.22)	13.14	(.98)[9]		—	[10]	.45	[9]	.45	[9]	1.77	[9]
(.07)	—	(.07)	13.49	1.34	[7,9]	—	[10]	.17	[7,9]	.17	[7,9]	.59	[7,9]

(.13)	(.12)	(.25)	13.76	2.87	[7]	114		.41	[8]	.41	[8]	1.95	[8]
(.27)	—	(.27)	13.62	5.79		106		.44		.44		2.11
(.22)	—	(.22)	13.14	(.99)		95		.44		.44		1.77
(.17)	(.08)	(.25)	13.49	1.10		90		.45		.45		1.34
(.19)	(.03)	(.22)	13.59	2.09		84		.47		.47		1.23
(.19)	—	(.19)	13.53	1.17		79		.47		.47		1.26

(.06)	(.12)	(.18)	13.75	2.30	[7]	5		1.41	[8]	1.41	[8]	.96	[8]
(.15)	—	(.15)	13.62	4.80		5		1.39		1.39		1.14
(.09)	—	(.09)	13.14	(1.92)		7		1.39		1.39		.82
(.04)	(.08)	(.12)	13.49	.18		7		1.39		1.39		.38
(.07)	(.03)	(.10)	13.59	1.19		10		1.37		1.37		.33
(.06)	—	(.06)	13.53	.25		11		1.38		1.38		.35

See end of table for footnotes.

Intermediate Bond Fund of America	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
2/29/2020[5,6]	$13.62	$.07	$.24	$.31
8/31/2019	13.13	.16	.48	.64
8/31/2018	13.48	.11	(.37)	(.26)
8/31/2017	13.59	.05	(.04)	.01
8/31/2016	13.53	.05	.11	.16
8/31/2015	13.56	.04	(.01)	.03
Class R-2E:
2/29/2020[5,6]	13.61	.09	.24	.33
8/31/2019	13.12	.20	.48	.68
8/31/2018	13.48	.15	(.38)	(.23)
8/31/2017	13.58	.10	(.04)	.06
8/31/2016	13.52	.11	.11	.22
8/31/2015	13.56	.16	(.01)	.15
Class R-3:
2/29/2020[5,6]	13.62	.10	.25	.35
8/31/2019	13.14	.22	.47	.69
8/31/2018	13.49	.17	(.37)	(.20)
8/31/2017	13.59	.11	(.03)	.08
8/31/2016	13.53	.11	.11	.22
8/31/2015	13.56	.11	(.01)	.10
Class R-4:
2/29/2020[5,6]	13.63	.12	.24	.36
8/31/2019	13.14	.26	.48	.74
8/31/2018	13.49	.21	(.37)	(.16)
8/31/2017	13.59	.16	(.04)	.12
8/31/2016	13.53	.15	.11	.26
8/31/2015	13.56	.15	(.01)	.14
Class R-5E:
2/29/2020[5,6]	13.62	.13	.26	.39
8/31/2019	13.14	.29	.47	.76
8/31/2018	13.49	.26	(.39)	(.13)
8/31/2017	13.59	.19	(.03)	.16
8/31/2016[5,13]	13.49	.13	.15	.28
Class R-5:
2/29/2020[5,6]	13.63	.14	.24	.38
8/31/2019	13.14	.30	.48	.78
8/31/2018	13.49	.25	(.37)	(.12)
8/31/2017	13.59	.20	(.04)	.16
8/31/2016	13.53	.19	.11	.30
8/31/2015	13.56	.19	(.01)	.18

36	Intermediate Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements[4]		Ratio of expenses to average net assets after reimbursements[3,4]		Ratio of net income to average net assets[3]

$(.06)	$(.12)	$(.18)	$13.75	2.32%[7]		$98		1.34%[8]		1.34%[8]		1.03%[8]
(.15)	—	(.15)	13.62	4.83		96		1.36		1.36		1.19
(.09)	—	(.09)	13.13	(1.83)		97		1.37		1.37		.84
(.04)	(.08)	(.12)	13.48	.11		105		1.40		1.40		.38
(.07)	(.03)	(.10)	13.59	1.18		118		1.37		1.37		.32
(.06)	—	(.06)	13.53	.23		118		1.40		1.40		.32

(.08)	(.12)	(.20)	13.74	2.46	[7]	7		1.07	[8]	1.07	[8]	1.30	[8]
(.19)	—	(.19)	13.61	5.11		6		1.09		1.09		1.47
(.13)	—	(.13)	13.12	(1.65)		4		1.10		1.10		1.11
(.08)	(.08)	(.16)	13.48	.46		4		1.09		1.09		.72
(.13)	(.03)	(.16)	13.58	1.65		2		1.05		1.05		.74
(.19)	—	(.19)	13.52	1.09	[9]	—	[10]	.55	[9]	.55	[9]	1.17	[9]

(.09)	(.12)	(.21)	13.76	2.62	[7]	137		.90	[8]	.90	[8]	1.47	[8]
(.21)	—	(.21)	13.62	5.29		137		.92		.92		1.63
(.15)	—	(.15)	13.14	(1.47)		131		.92		.92		1.28
(.10)	(.08)	(.18)	13.49	.62		145		.93		.93		.85
(.13)	(.03)	(.16)	13.59	1.63		150		.92		.92		.77
(.13)	—	(.13)	13.53	.70		149		.93		.93		.79

(.11)	(.12)	(.23)	13.76	2.70	[7]	133		.60	[8]	.60	[8]	1.77	[8]
(.25)	—	(.25)	13.63	5.69		133		.62		.62		1.93
(.19)	—	(.19)	13.14	(1.17)		124		.62		.62		1.59
(.14)	(.08)	(.22)	13.49	.93		131		.62		.62		1.17
(.17)	(.03)	(.20)	13.59	1.94		118		.62		.62		1.08
(.17)	—	(.17)	13.53	1.02		107		.61		.61		1.11

(.13)	(.12)	(.25)	13.76	2.88	[7]	6		.40	[8]	.40	[8]	1.97	[8]
(.28)	—	(.28)	13.62	5.82		4		.42		.42		2.14
(.22)	—	(.22)	13.14	(.93)		1		.40		.40		1.98
(.18)	(.08)	(.26)	13.49	1.20		—	[10]	.51		.35		1.43
(.15)	(.03)	(.18)	13.59	2.10	[7]	—	[10]	.48	[8]	.48	[8]	1.26	[8]

(.13)	(.12)	(.25)	13.76	2.85	[7]	36		.29	[8]	.29	[8]	2.08	[8]
(.29)	—	(.29)	13.63	6.00		34		.32		.32		2.23
(.23)	—	(.23)	13.14	(.87)		33		.32		.32		1.88
(.18)	(.08)	(.26)	13.49	1.23		38		.32		.32		1.47
(.21)	(.03)	(.24)	13.59	2.24		34		.32		.32		1.38
(.21)	—	(.21)	13.53	1.32		30		.32		.32		1.41

See end of table for footnotes.

Intermediate Bond Fund of America	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
2/29/2020[5,6]	$13.62	$.14	$.26	$.40
8/31/2019	13.14	.30	.48	.78
8/31/2018	13.49	.26	(.37)	(.11)
8/31/2017	13.59	.21	(.04)	.17
8/31/2016	13.53	.20	.11	.31
8/31/2015	13.56	.19	(.01)	.18

	Six months ended February 29,	Year ended August 31,
Portfolio turnover rate for all share classes[14,15]	2020[5,6,7]	2019	2018	2017	2016	2015
Excluding mortgage dollar roll transactions	30%	90%	73%	78%	92%	96%
Including mortgage dollar roll transactions	78%	168%	173%	177%	173%	192%

See notes to financial statements.

38	Intermediate Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements[4]	Ratio of expenses to average net assets after reimbursements[3,4]	Ratio of net income to average net assets[3]

$(.14)	$(.12)	$(.26)	$13.76	2.95%[7]	$10,674	.24%[8]	.24%[8]	2.13%[8]
(.30)	—	(.30)	13.62	5.98	9,250	.27	.27	2.29
(.24)	—	(.24)	13.14	(.82)	7,642	.27	.27	1.96
(.19)	(.08)	(.27)	13.49	1.28	5,371	.27	.27	1.54
(.22)	(.03)	(.25)	13.59	2.30	3,457	.27	.27	1.45
(.21)	—	(.21)	13.53	1.36	2,704	.27	.27	1.47

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Intermediate Bond Fund of America	39

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2019, through February 29, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

40	Intermediate Bond Fund of America

	Beginning account value 9/1/2019	Ending account value 2/29/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,027.42	$3.33	.66%
Class A – assumed 5% return	1,000.00	1,021.58	3.32	.66
Class C – actual return	1,000.00	1,023.92	6.79	1.35
Class C – assumed 5% return	1,000.00	1,018.15	6.77	1.35
Class T – actual return	1,000.00	1,028.99	1.77	.35
Class T – assumed 5% return	1,000.00	1,023.12	1.76	.35
Class F-1 – actual return	1,000.00	1,026.74	3.28	.65
Class F-1 – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class F-2 – actual return	1,000.00	1,028.82	1.92	.38
Class F-2 – assumed 5% return	1,000.00	1,022.97	1.91	.38
Class F-3 – actual return	1,000.00	1,028.75	1.26	.25
Class F-3 – assumed 5% return	1,000.00	1,023.62	1.26	.25
Class 529-A – actual return	1,000.00	1,027.45	3.28	.65
Class 529-A – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 529-C – actual return	1,000.00	1,023.08	6.89	1.37
Class 529-C – assumed 5% return	1,000.00	1,018.05	6.87	1.37
Class 529-E – actual return	1,000.00	1,026.52	4.23	.84
Class 529-E – assumed 5% return	1,000.00	1,020.69	4.22	.84
Class 529-T – actual return	1,000.00	1,028.60	2.12	.42
Class 529-T – assumed 5% return	1,000.00	1,022.77	2.11	.42
Class 529-F-1 – actual return	1,000.00	1,028.66	2.07	.41
Class 529-F-1 – assumed 5% return	1,000.00	1,022.82	2.06	.41
Class R-1 – actual return	1,000.00	1,022.97	7.09	1.41
Class R-1 – assumed 5% return	1,000.00	1,017.85	7.07	1.41
Class R-2 – actual return	1,000.00	1,023.19	6.74	1.34
Class R-2 – assumed 5% return	1,000.00	1,018.20	6.72	1.34
Class R-2E – actual return	1,000.00	1,024.65	5.39	1.07
Class R-2E – assumed 5% return	1,000.00	1,019.54	5.37	1.07
Class R-3 – actual return	1,000.00	1,026.17	4.53	.90
Class R-3 – assumed 5% return	1,000.00	1,020.39	4.52	.90
Class R-4 – actual return	1,000.00	1,027.01	3.02	.60
Class R-4 – assumed 5% return	1,000.00	1,021.88	3.02	.60
Class R-5E – actual return	1,000.00	1,028.75	2.02	.40
Class R-5E – assumed 5% return	1,000.00	1,022.87	2.01	.40
Class R-5 – actual return	1,000.00	1,028.53	1.46	.29
Class R-5 – assumed 5% return	1,000.00	1,023.42	1.46	.29
Class R-6 – actual return	1,000.00	1,029.54	1.21	.24
Class R-6 – assumed 5% return	1,000.00	1,023.67	1.21	.24

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Intermediate Bond Fund of America	41

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

42	Intermediate Bond Fund of America

This page was intentionally left blank.

Intermediate Bond Fund of America	43

Offices of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	Intermediate Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete February 29, 2020, portfolio of Intermediate Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Intermediate Bond Fund of America®

Investment portfolio
February 29, 2020
unaudited
Bonds, notes & other debt instruments 95.82% U.S. Treasury bonds & notes 46.69% U.S. Treasury 43.95%	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2020	$4,200	$4,205
U.S. Treasury 1.375% 2020	3,000	3,000
U.S. Treasury 1.375% 2020	1,000	1,000
U.S. Treasury 1.50% 2020	3,000	3,001
U.S. Treasury 1.75% 2020	36,800	36,939
U.S. Treasury 2.00% 2020	38,800	39,052
U.S. Treasury 2.25% 2020	4,000	4,003
U.S. Treasury 2.875% 2020	62,175	62,873
U.S. Treasury 8.75% 2020	1,000	1,015
U.S. Treasury 1.125% 2021	43,876	43,961
U.S. Treasury 1.375% 2021	155,220	155,644
U.S. Treasury 1.50% 2021	51,325	51,777
U.S. Treasury 1.50% 2021	43,000	43,321
U.S. Treasury 1.50% 2021	37,329	37,632
U.S. Treasury 1.625% 2021	319,814	323,755
U.S. Treasury 1.75% 2021	87,000	87,907
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.30%) 1.811% 2021[1]	273,178	273,869
U.S. Treasury 2.00% 2021	26,700	27,206
U.S. Treasury 2.125% 2021	27,750	28,122
U.S. Treasury 2.375% 2021	4,000	4,054
U.S. Treasury 2.875% 2021	12,500	12,882
U.S. Treasury 3.625% 2021	5,400	5,531
U.S. Treasury 8.00% 2021	20,000	22,379
U.S. Treasury 1.375% 2022	455,008	458,912
U.S. Treasury 1.50% 2022	9,718	9,866
U.S. Treasury 1.625% 2022	130,000	132,501
U.S. Treasury 1.75% 2022	247,000	251,886
U.S. Treasury 1.75% 2022	100,000	101,855
U.S. Treasury 1.75% 2022	23,300	23,701
U.S. Treasury 1.875% 2022	240,000	244,898
U.S. Treasury 1.875% 2022	89,000	91,232
U.S. Treasury 1.875% 2022	70,000	71,245
U.S. Treasury 1.875% 2022	50,000	51,161
U.S. Treasury 1.875% 2022	50,000	50,979
U.S. Treasury 2.00% 2022	526,400	541,629
U.S. Treasury 2.00% 2022	44,060	45,372
U.S. Treasury 2.125% 2022	60,000	62,052
U.S. Treasury 1.25% 2023	30,300	30,652
U.S. Treasury 1.375% 2023	9,000	9,147
U.S. Treasury 1.50% 2023	207,832	211,351
U.S. Treasury 1.50% 2023	72,620	73,916
U.S. Treasury 1.625% 2023	109,456	111,974
U.S. Treasury 2.375% 2023	115,000	119,864
U.S. Treasury 2.50% 2023	550,855	577,643
U.S. Treasury 2.50% 2023	45,244	47,691
U.S. Treasury 2.625% 2023	246,711	259,262
Intermediate Bond Fund of America — Page 1 of 21

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.625% 2023	$155,000	$163,720
U.S. Treasury 2.625% 2023	90,000	95,757
U.S. Treasury 2.75% 2023	120,000	126,896
U.S. Treasury 2.75% 2023	100,000	106,167
U.S. Treasury 2.875% 2023	232,000	248,665
U.S. Treasury 2.875% 2023	152,426	163,146
U.S. Treasury 7.125% 2023	15,000	17,733
U.S. Treasury 1.25% 2024	90,000	91,246
U.S. Treasury 1.50% 2024	258,484	265,037
U.S. Treasury 1.50% 2024	56,659	58,112
U.S. Treasury 1.50% 2024	4,639	4,761
U.S. Treasury 1.75% 2024	239,305	247,752
U.S. Treasury 1.750% 2024	50,000	51,729
U.S. Treasury 1.75% 2024	30,000	31,147
U.S. Treasury 1.875% 2024	19,500	20,304
U.S. Treasury 2.00% 2024	11,250	11,749
U.S. Treasury 2.125% 2024	344,625	362,928
U.S. Treasury 2.125% 2024	63,000	66,247
U.S. Treasury 2.125% 2024	60,000	63,290
U.S. Treasury 2.125% 2024	15,000	15,720
U.S. Treasury 2.25% 2024	557,280	587,272
U.S. Treasury 2.25% 2024	49,600	52,129
U.S. Treasury 2.375% 2024	235,000	248,336
U.S. Treasury 2.50% 2024	148,000	156,955
U.S. Treasury 2.50% 2024	122,000	129,895
U.S. Treasury 2.75% 2024	50,000	53,549
U.S. Treasury 1.125% 2025	1,570	1,585
U.S. Treasury 1.375% 2025	14,000	14,294
U.S. Treasury 2.625% 2025	150,000	163,719
U.S. Treasury 2.75% 2025	175,000	191,492
U.S. Treasury 2.875% 2025	130,000	143,577
U.S. Treasury 1.625% 2026	109,456	113,453
U.S. Treasury 1.625% 2026	50,000	51,844
U.S. Treasury 1.625% 2026	30,000	31,100
U.S. Treasury 1.75% 2026	3,254	3,402
U.S. Treasury 1.875% 2026	420,000	441,592
U.S. Treasury 1.875% 2026	308,000	323,899
U.S. Treasury 2.125% 2026	80,000	85,279
U.S. Treasury 2.625% 2026	30,000	32,773
U.S. Treasury 1.75% 2029	25,000	26,358
U.S. Treasury 2.375% 2029	25,700	28,463
U.S. Treasury 2.375% 2049[2]	94,900	110,323
U.S. Treasury 2.875% 2049[2]	37,600	47,982
		10,103,294
U.S. Treasury inflation-protected securities 2.74%
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	73,662	75,686
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	66,230	68,431
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	120,747	126,287
U.S. Treasury Inflation-Protected Security 0.50% 2028[3]	20,836	22,099
U.S. Treasury Inflation-Protected Security 0.875% 2029[3]	55,976	61,620
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	1,279	1,821
U.S. Treasury Inflation-Protected Security 0.75% 2042[2,3]	149,139	169,789
Intermediate Bond Fund of America — Page 2 of 21

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.00% 2046[2,3]	$36,875	$44,805
U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	46,978	58,291
		628,829
Total U.S. Treasury bonds & notes		10,732,123
Corporate bonds & notes 21.19% Financials 5.81%
ABN AMRO Bank NV 2.65% 2021[4]	33,500	33,876
ACE INA Holdings Inc. 2.30% 2020	3,075	3,088
ACE INA Holdings Inc. 2.875% 2022	1,060	1,103
AON Corp. 2.20% 2022	10,240	10,482
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[5]	53,767	56,644
Barclays Bank PLC 3.65% 2025	10,000	10,625
BB&T Corp. 2.25% 2020	6,000	6,007
Charles Schwab Corp. 3.85% 2025	10,825	12,059
Citigroup Inc. 3.142% 2023 (3-month USD-LIBOR + 0.722% on 1/4/2022)[5]	20,950	21,484
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[5]	10,000	10,696
Cooperatieve Rabobank UA 2.75% 2023	20,000	20,771
Cooperatieve Rabobank UA 2.625% 2024[4]	33,400	34,822
Crédit Agricole SA 4.375% 2025[4]	3,025	3,308
Credit Suisse Group AG 3.00% 2021	10,500	10,749
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,5]	21,863	22,531
Credit Suisse Group AG 3.80% 2023	16,500	17,540
Danske Bank AS 2.80% 2021[4]	14,698	14,849
Danske Bank AS 2.70% 2022[4]	10,000	10,206
Danske Bank AS 3.875% 2023[4]	15,000	15,899
DNB Bank ASA 2.375% 2021[4]	10,000	10,126
Ford Motor Credit Co. 3.81% 2024	6,650	6,729
Ford Motor Credit Co. 5.584% 2024	11,293	12,090
Ford Motor Credit Co. 4.542% 2026	4,851	4,980
Goldman Sachs Group, Inc. 5.25% 2021	3,560	3,738
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	53,100	54,575
Groupe BPCE SA 5.70% 2023[4]	2,245	2,516
Groupe BPCE SA 5.15% 2024[4]	5,300	5,852
Guardian Life Global Funding 2.90% 2024[4]	21,285	22,564
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[5]	6,315	6,517
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[5]	20,450	20,902
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[5]	45,775	50,417
Intesa Sanpaolo SpA 3.25% 2024[4]	15,000	15,629
Intesa Sanpaolo SpA 3.875% 2027[4]	6,179	6,494
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[5]	17,975	19,223
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.160% on 10/15/2024)[5]	48,025	49,169
Lloyds Banking Group PLC 4.45% 2025	5,150	5,755
Metropolitan Life Global Funding I 2.00% 2020[4]	830	830
Metropolitan Life Global Funding I 2.40% 2022[4]	16,490	16,929
Metropolitan Life Global Funding I 3.375% 2022[4]	14,850	15,389
Metropolitan Life Global Funding I 1.95% 2023[4]	5,000	5,073
Metropolitan Life Global Funding I 3.45% 2026[4]	2,330	2,573
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[5]	35,000	37,190
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[5]	27,000	27,962
Morgan Stanley 3.125% 2026	3,570	3,808
Intermediate Bond Fund of America — Page 3 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	$2,025	$2,031
National Rural Utilities Cooperative Finance Corp. 2.90% 2021	27,950	28,454
New York Life Global Funding 1.95% 2020[4]	1,625	1,629
New York Life Global Funding 1.70% 2021[4]	12,500	12,549
New York Life Global Funding 2.00% 2021[4]	12,274	12,385
New York Life Global Funding 2.25% 2022[4]	11,120	11,338
New York Life Global Funding 2.875% 2024[4]	25,000	26,382
New York Life Global Funding 2.00% 2025[4]	24,000	24,578
PNC Bank 2.50% 2021	5,000	5,038
PNC Financial Services Group, Inc. 2.854% 2022[5]	5,000	5,156
Rabobank Nederland 4.625% 2023	10,000	10,876
Royal Bank of Canada 2.125% 2020	10,000	10,000
Royal Bank of Canada 3.20% 2021	15,675	16,012
Royal Bank of Canada 2.80% 2022	50,000	51,398
Royal Bank of Scotland PLC 3.498% 2023 (3-month USD-LIBOR + 1.48% on 5/15/2022)[5]	23,500	24,274
Skandinaviska Enskilda Banken AB 1.875% 2021	13,025	13,118
Skandinaviska Enskilda Banken AB 2.80% 2022	13,300	13,639
Sumitomo Mitsui Financial Group, Inc. 2.696% 2024	20,000	20,805
Swedbank AB 2.20% 2020[4]	40,724	40,725
Swedbank AB 2.80% 2022[4]	15,000	15,325
Toronto-Dominion Bank 2.55% 2021	20,000	20,159
Toronto-Dominion Bank 2.65% 2024	59,875	62,932
U.S. Bancorp 2.65% 2022	25,000	25,698
U.S. Bancorp 3.40% 2023	31,500	33,554
U.S. Bancorp 2.40% 2024	25,000	26,006
UniCredit SpA 3.75% 2022[4]	13,650	14,117
UniCredit SpA 6.572% 2022[4]	9,220	9,905
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[4,5]	15,000	15,864
Unum Group 5.625% 2020	1,100	1,123
Wells Fargo & Co. 2.625% 2022	10,700	10,973
Wells Fargo & Co. 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[5]	20,000	20,498
Wells Fargo & Co. 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)[5]	15,000	16,009
Westpac Banking Corp. 2.35% 2025	9,750	10,071
		1,336,390
Health care 3.58%
Abbott Laboratories 3.40% 2023	4,034	4,314
AbbVie Inc. 2.50% 2020	2,285	2,287
AbbVie Inc. 2.60% 2024[4]	50,000	51,704
AbbVie Inc. 2.95% 2026[4]	18,065	18,954
AbbVie Inc. 3.20% 2029[4]	14,253	15,064
Allergan PLC 3.45% 2022	11,400	11,812
Allergan PLC 3.85% 2024	5,000	5,423
Allergan PLC 3.80% 2025	5,917	6,469
Anthem, Inc. 2.375% 2025	30,000	30,735
AstraZeneca PLC 2.375% 2022	20,000	20,439
AstraZeneca PLC 3.50% 2023	18,850	20,130
Bayer US Finance II LLC 3.875% 2023[4]	32,500	34,909
Becton, Dickinson and Co. 3.70% 2027	10,927	12,078
Boston Scientific Corp. 3.45% 2024	17,875	19,058
Bristol-Myers Squibb Co. 2.90% 2024[4]	35,000	36,903
Bristol-Myers Squibb Co. 3.875% 2025[4]	15,310	16,968
Bristol-Myers Squibb Co. 3.20% 2026[4]	14,281	15,600
Intermediate Bond Fund of America — Page 4 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Cigna Corp. 3.75% 2023	$11,634	$12,393
Cigna Corp. 4.125% 2025	8,415	9,368
CVS Health Corp. 3.35% 2021	5,595	5,687
EMD Finance LLC 2.40% 2020[4]	30,000	30,008
EMD Finance LLC 2.95% 2022[4]	34,620	35,487
EMD Finance LLC 3.25% 2025[4]	38,075	40,914
GlaxoSmithKline PLC 3.125% 2021	29,350	30,036
GlaxoSmithKline PLC 2.85% 2022	10,000	10,307
GlaxoSmithKline PLC 2.875% 2022	27,000	27,801
GlaxoSmithKline PLC 3.375% 2023	775	820
GlaxoSmithKline PLC 3.00% 2024	14,515	15,391
GlaxoSmithKline PLC 3.625% 2025	20,000	22,052
Merck & Co., Inc. 2.80% 2023	26,506	27,739
Merck & Co., Inc. 2.90% 2024	13,500	14,284
Novartis Capital Corp. 1.75% 2025	2,361	2,403
Novartis Capital Corp. 2.00% 2027	9,269	9,485
Pfizer Inc. 2.95% 2024	29,990	31,841
Pfizer Inc. 3.00% 2026	20,000	21,699
Shire PLC 2.40% 2021	14,178	14,364
Shire PLC 2.875% 2023	14,299	14,853
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	54,912	60,359
UnitedHealth Group Inc. 2.125% 2021	21,195	21,295
UnitedHealth Group Inc. 2.375% 2024	11,905	12,304
UnitedHealth Group Inc. 3.50% 2024	14,265	15,277
Zimmer Holdings, Inc. 2.70% 2020	14,685	14,694
		823,708
Consumer staples 2.23%
Altria Group, Inc. 3.80% 2024	9,560	10,272
Altria Group, Inc. 4.40% 2026	16,790	18,818
Altria Group, Inc. 4.80% 2029	28,181	32,262
British American Tobacco PLC 2.789% 2024	35,000	36,011
British American Tobacco PLC 3.215% 2026	25,000	26,097
Coca-Cola Co. 1.75% 2024	45,000	45,955
Conagra Brands, Inc. 4.30% 2024	35,980	39,119
Costco Wholesale Corp. 2.75% 2024	8,179	8,657
Keurig Dr Pepper Inc. 3.551% 2021	14,450	14,800
Keurig Dr Pepper Inc. 4.057% 2023	30,000	32,220
Keurig Dr Pepper Inc. 4.417% 2025	5,321	5,976
Molson Coors Brewing Co. 2.25% 2020	1,275	1,275
Nestlé Holdings, Inc. 3.35% 2023[4]	36,163	38,739
Philip Morris International Inc. 2.90% 2021	8,850	9,063
Philip Morris International Inc. 2.375% 2022	13,000	13,242
Philip Morris International Inc. 2.50% 2022	15,000	15,409
Reynolds American Inc. 3.25% 2020	7,355	7,383
Reynolds American Inc. 4.00% 2022	960	1,009
Reynolds American Inc. 4.45% 2025	5,940	6,562
Unilever Capital Corp. 1.375% 2021	15,000	15,034
Unilever Capital Corp. 2.60% 2024	32,500	33,999
Wal-Mart Stores, Inc. 2.35% 2022	2,500	2,574
Wal-Mart Stores, Inc. 3.40% 2023	40,965	43,834
Intermediate Bond Fund of America — Page 5 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Wal-Mart Stores, Inc. 2.85% 2024	$42,500	$45,187
WM. Wrigley Jr. Co. 3.375% 2020[4]	9,106	9,202
		512,699
Utilities 2.15%
CenterPoint Energy, Inc. 3.60% 2021	25,000	25,916
CMS Energy Corp. 3.45% 2027	3,000	3,306
Dominion Resources, Inc., junior subordinated, 2.715% 2021[5]	32,400	32,927
Dominion Resources, Inc., junior subordinated, 4.104% 2021[5]	8,000	8,214
Dominion Resources, Inc., junior subordinated, 3.071% 2024[5]	6,725	7,064
DTE Electric Co. 3.375% 2025	15,000	16,242
DTE Energy Co. 3.40% 2029	9,600	10,368
Duke Energy Carolinas, LLC 3.05% 2023	20,000	20,963
Duke Energy Carolinas, LLC 2.45% 2030	2,550	2,660
Duke Energy Corp. 3.75% 2024	8,200	8,816
Duke Energy Florida, LLC 2.50% 2029	2,584	2,694
Duke Energy Progress, LLC 3.375% 2023	2,525	2,685
Edison International 2.125% 2020	18,000	18,002
Edison International 3.55% 2024	16,900	17,940
Emera US Finance LP 2.70% 2021	2,890	2,936
Enel Finance International SA 2.75% 2023[4]	14,375	14,758
Enel Finance International SA 3.50% 2028[4]	4,575	4,874
Engie Energia Chile SA 3.40% 2030[4]	8,027	8,090
Eversource Energy 2.50% 2021	16,225	16,352
Eversource Energy 2.375% 2022	1,414	1,453
Exelon Corp. 2.45% 2021	12,840	12,935
Exelon Corp., junior subordinated, 3.497% 2022[5]	2,185	2,268
FirstEnergy Corp. 2.05% 2025	3,575	3,629
FirstEnergy Corp. 2.65% 2030	1,000	1,023
FirstEnergy Corp., Series B, 4.25% 2023	8,951	9,584
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	15,750	16,644
NextEra Energy Capital Holdings, Inc. 2.403% 2021	20,000	20,311
Niagara Mohawk Power Corp. 3.508% 2024[4]	6,205	6,691
Oncor Electric Delivery Co. LLC 2.75% 2024	15,000	15,801
Pacific Gas and Electric Co. 3.85% 2023[6]	22,220	23,673
Pacific Gas and Electric Co. 4.25% 2023[4,6]	13,445	14,627
Public Service Co. of Colorado 2.25% 2022	24,000	24,462
Public Service Enterprise Group Inc. 3.50% 2020	15,467	15,606
Public Service Enterprise Group Inc. 2.00% 2021	3,545	3,585
Public Service Enterprise Group Inc. 2.875% 2024	10,000	10,488
Puget Energy, Inc. 6.50% 2020	4,222	4,382
Southern California Edison Co. 3.70% 2025	10,950	12,018
Southern California Edison Co. 3.65% 2028	15,000	16,760
Southern California Edison Co. 2.85% 2029	17,625	18,410
Southern California Gas Co. 3.20% 2025	3,500	3,765
Southern California Gas Co. 2.55% 2030	19,200	20,281
Virginia Electric and Power Co. 2.95% 2022	4,662	4,769
Virginia Electric and Power Co., Series B, 3.45% 2022	1,334	1,391
Xcel Energy Inc. 2.60% 2022	5,000	5,133
		494,496
Intermediate Bond Fund of America — Page 6 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy 2.04%	Principal amount (000)	Value (000)
Apache Corp. 4.25% 2030	$35,500	$36,958
BP Capital Markets PLC 3.79% 2024	30,000	32,400
Canadian Natural Resources Ltd. 2.95% 2023	26,320	27,180
Canadian Natural Resources Ltd. 3.80% 2024	9,750	10,367
Canadian Natural Resources Ltd. 3.85% 2027	7,500	8,024
Cenovus Energy Inc. 4.25% 2027	12,500	13,410
Cheniere Energy, Inc. 3.70% 2029[4]	5,527	5,544
Chevron Corp. 2.10% 2021	10,000	10,093
Chevron Corp. 2.498% 2022	10,500	10,721
Enbridge Inc. 2.90% 2022	22,500	23,105
Enbridge Inc. 4.00% 2023	24,160	25,856
Enbridge Inc. 2.50% 2025	5,000	5,112
Energy Transfer Partners, LP 4.20% 2023	8,105	8,687
Energy Transfer Partners, LP 2.90% 2025	7,203	7,356
Energy Transfer Partners, LP 4.00% 2027	15,000	15,713
Energy Transfer Partners, LP 3.75% 2030	4,000	4,062
Exxon Mobil Corp. 2.222% 2021	15,000	15,099
Exxon Mobil Corp. 2.019% 2024	38,000	38,868
Marathon Oil Corp. 3.85% 2025	14,700	15,542
Occidental Petroleum Corp. 2.90% 2024	40,000	40,567
Occidental Petroleum Corp. 3.20% 2026	10,716	10,919
Shell International Finance BV 3.50% 2023	36,224	38,630
Shell International Finance BV 2.00% 2024	19,000	19,391
Statoil ASA 2.75% 2021	2,120	2,173
Total Capital International 2.434% 2025	41,060	42,627
		468,404
Consumer discretionary 1.79%
Amazon.com, Inc. 3.30% 2021	5,000	5,160
Amazon.com, Inc. 2.80% 2024	9,000	9,495
American Honda Finance Corp. 2.65% 2021	25,000	25,268
American Honda Finance Corp. 2.20% 2022	55,000	56,091
American Honda Finance Corp. 2.60% 2022	12,000	12,388
Bayerische Motoren Werke AG 2.15% 2020[4]	10,000	10,005
Bayerische Motoren Werke AG 3.15% 2024[4]	30,000	31,618
BMW Finance NV 2.25% 2022[4]	22,500	22,823
DaimlerChrysler North America Holding Corp. 2.45% 2020	5,600	5,609
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	6,100	6,127
DaimlerChrysler North America Holding Corp. 3.00% 2021[4]	12,500	12,639
DaimlerChrysler North America Holding Corp. 2.55% 2022[4]	15,000	15,266
DaimlerChrysler North America Holding Corp. 3.65% 2024[4]	35,000	37,381
Ford Motor Credit Co. 3.664% 2024	16,030	15,993
General Motors Financial Co. 2.90% 2025	12,000	12,114
Hyundai Capital America 2.55% 2020[4]	12,190	12,199
Hyundai Capital America 2.75% 2020[4]	32,950	33,150
Hyundai Capital America 3.25% 2022[4]	5,008	5,186
Hyundai Capital Services Inc. 2.625% 2020[4]	2,090	2,101
Toyota Motor Credit Corp. (3-month USD-LIBOR + 0.15%) 2.028% 2020[1]	15,000	15,013
Toyota Motor Credit Corp. 2.70% 2023	6,275	6,548
Toyota Motor Credit Corp. 2.90% 2024	5,064	5,361
Toyota Motor Credit Corp. 3.35% 2024	10,010	10,765
Volkswagen Group of America Finance, LLC 4.00% 2021[4]	4,105	4,275
Volkswagen Group of America Finance, LLC 2.70% 2022[4]	21,732	22,235
Intermediate Bond Fund of America — Page 7 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 4.25% 2023[4]	$9,500	$10,298
Volkswagen Group of America Finance, LLC 2.85% 2024[4]	6,176	6,401
		411,509
Industrials 1.04%
3M Co. 3.25% 2024	25,000	26,657
Avolon Holdings Funding Ltd. 3.625% 2022[4]	10,597	10,853
Avolon Holdings Funding Ltd. 3.95% 2024[4]	20,048	20,877
Boeing Co. 2.70% 2027	10,000	10,284
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	110	116
General Dynamics Corp. 3.00% 2021	3,000	3,062
Honeywell International Inc. 1.85% 2021	12,500	12,631
Honeywell International Inc. 2.30% 2024	24,100	25,064
Siemens AG 2.15% 2020[4]	2,000	2,002
Siemens AG 1.70% 2021[4]	20,000	20,101
Siemens AG 2.70% 2022[4]	33,250	34,145
Siemens AG 2.90% 2022[4]	5,000	5,181
Union Pacific Corp. 3.20% 2021	5,500	5,605
Union Pacific Corp. 3.50% 2023	38,750	41,148
Union Pacific Corp. 3.15% 2024	9,803	10,396
United Technologies Corp. 3.65% 2023	10,300	1,288
Vinci SA 3.75% 2029[4]	5,175	5,971
Westinghouse Air Brake Technologies Corp. 4.40% 2024[5]	2,197	2,382
		237,763
Real estate 1.01%
Alexandria Real Estate Equities, Inc. 3.80% 2026	5,745	6,367
Alexandria Real Estate Equities, Inc. 2.75% 2029	7,275	7,571
American Campus Communities, Inc. 3.75% 2023	6,580	7,006
American Campus Communities, Inc. 4.125% 2024	19,225	21,074
American Campus Communities, Inc. 3.30% 2026	40,190	43,292
Equinix, Inc. 2.625% 2024	29,608	30,467
Hospitality Properties Trust 4.50% 2023	3,500	3,670
Kimco Realty Corp. 3.20% 2021	11,085	11,280
Kimco Realty Corp. 3.30% 2025	10,000	10,735
Scentre Group 2.375% 2021[4]	20,430	20,626
Scentre Group 3.25% 2025[4]	2,725	2,903
Scentre Group 3.50% 2025[4]	3,000	3,207
WEA Finance LLC 3.25% 2020[4]	3,605	3,632
WEA Finance LLC 3.75% 2024[4]	22,790	24,679
Westfield Corp. Ltd. 3.15% 2022[4]	33,910	35,118
		231,627
Information technology 0.87%
Apple Inc. 1.80% 2024	38,750	39,289
Broadcom Inc. 4.75% 2029[4]	16,500	18,365
Broadcom Ltd. 3.875% 2027	7,500	7,871
Fiserv, Inc. 3.20% 2026	54,500	58,281
Global Payments Inc. 2.65% 2025	10,000	10,360
International Business Machines Corp. 3.00% 2024	35,000	37,102
Simon Property Group, LP 2.00% 2024	23,500	23,872
Visa Inc. 2.80% 2022	4,000	4,155
		199,295
Intermediate Bond Fund of America — Page 8 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services 0.58%	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	$40,000	$43,452
Comcast Corp. 3.70% 2024	5,860	6,368
Comcast Corp. 3.95% 2025	25,105	28,114
Comcast Corp. 2.65% 2030	15,000	15,748
Walt Disney Co. 1.75% 2024	39,375	39,885
		133,567
Materials 0.09%
ArcelorMittal 3.60% 2024	20,237	20,963
Total corporate bonds & notes		4,870,421
Mortgage-backed obligations 17.49% Federal agency mortgage-backed obligations 13.57%
Fannie Mae Pool #255217 4.50% 2024[7]	17	18
Fannie Mae Pool #890258 3.00% 2025[7]	—[8]	—[8]
Fannie Mae Pool #AJ0049 3.00% 2026[7]	7	7
Fannie Mae Pool #AJ7804 3.00% 2026[7]	1	1
Fannie Mae Pool #458079 9.087% 2026[7]	9	9
Fannie Mae Pool #MA3159 3.00% 2027[7]	8,301	8,611
Fannie Mae Pool #AW8166 3.00% 2027[7]	1,898	1,970
Fannie Mae Pool #AX3597 3.00% 2027[7]	1,494	1,550
Fannie Mae Pool #AO0800 3.00% 2027[7]	462	479
Fannie Mae Pool #MA2973 3.00% 2027[7]	339	352
Fannie Mae Pool #AB4282 3.00% 2027[7]	134	139
Fannie Mae Pool #AK4739 3.00% 2027[7]	114	118
Fannie Mae Pool #AJ3916 3.00% 2027[7]	4	4
Fannie Mae Pool #AQ4870 3.00% 2027[7]	—[8]	—[8]
Fannie Mae Pool #MA3250 3.00% 2028[7]	5,847	6,063
Fannie Mae Pool #AU6794 3.00% 2028[7]	67	70
Fannie Mae Pool #AU6682 3.00% 2028[7]	13	13
Fannie Mae Pool #AS0383 3.00% 2028[7]	9	10
Fannie Mae Pool #AW4349 3.00% 2029[7]	52	54
Fannie Mae Pool #MA3767 3.50% 2029[7]	105	111
Fannie Mae Pool #BM4299 3.00% 2030[7]	4,933	5,112
Fannie Mae Pool #AY2719 3.00% 2030[7]	1,444	1,497
Fannie Mae Pool #BD2402 3.00% 2031[7]	208	216
Fannie Mae Pool #BD5076 3.00% 2032[7]	22,995	23,913
Fannie Mae Pool #BM3501 3.00% 2032[7]	1,266	1,315
Fannie Mae Pool #MA3090 3.00% 2032[7]	669	697
Fannie Mae Pool #BE3641 3.00% 2032[7]	481	500
Fannie Mae Pool #MA3155 3.00% 2032[7]	183	191
Fannie Mae Pool #BE7150 3.50% 2032[7]	795	835
Fannie Mae Pool #MA3246 2.50% 2033[7]	14,020	14,457
Fannie Mae Pool #MA3437 3.00% 2033[7]	2,173	2,252
Fannie Mae Pool #BN3184 3.00% 2033[7]	1,956	2,033
Fannie Mae Pool #MA3461 3.00% 2033[7]	1,745	1,810
Fannie Mae Pool #BN1064 3.00% 2033[7]	1,742	1,805
Fannie Mae Pool #BJ9182 3.00% 2033[7]	1,689	1,763
Fannie Mae Pool #BN0591 3.00% 2033[7]	1,607	1,666
Fannie Mae Pool #BK7350 3.00% 2033[7]	1,559	1,620
Fannie Mae Pool #BK5466 3.00% 2033[7]	1,025	1,065
Fannie Mae Pool #BK5472 3.00% 2033[7]	942	979
Fannie Mae Pool #BJ7193 3.00% 2033[7]	909	948
Fannie Mae Pool #BJ5519 3.00% 2033[7]	750	779
Intermediate Bond Fund of America — Page 9 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ6963 3.00% 2033[7]	$653	$678
Fannie Mae Pool #BK5161 3.00% 2033[7]	458	476
Fannie Mae Pool #BK3757 3.00% 2033[7]	386	402
Fannie Mae Pool #BJ4790 3.00% 2033[7]	224	233
Fannie Mae Pool #BK7441 3.00% 2033[7]	143	148
Fannie Mae Pool #MA3312 3.00% 2033[7]	66	69
Fannie Mae Pool #BJ6880 3.00% 2033[7]	40	41
Fannie Mae Pool #MA3463 4.00% 2033[7]	50,812	53,508
Fannie Mae Pool #FM2057 2.50% 2034[7]	47,046	48,316
Fannie Mae Pool #MA3827 2.50% 2034[7]	773	794
Fannie Mae Pool #CA4922 3.00% 2034[7]	27,309	28,318
Fannie Mae Pool #SB8021 3.00% 2034[7]	6,866	7,120
Fannie Mae Pool #MA3631 3.00% 2034[7]	2,319	2,402
Fannie Mae Pool #BN6580 3.00% 2034[7]	2,205	2,285
Fannie Mae Pool #MA3828 3.00% 2034[7]	1,482	1,536
Fannie Mae Pool #BN9162 3.00% 2034[7]	1,346	1,395
Fannie Mae Pool #BN3975 3.00% 2034[7]	862	892
Fannie Mae Pool #BK0499 3.00% 2034[7]	453	472
Fannie Mae Pool #FM1776 3.00% 2034[7]	48	49
Fannie Mae Pool #BN1087 4.00% 2034[7]	32	33
Fannie Mae Pool #MA3955 2.50% 2035[7]	26,187	26,895
Fannie Mae Pool #MA3897 3.00% 2035[7]	1,968	2,041
Fannie Mae Pool #888698 7.00% 2037[7]	67	75
Fannie Mae Pool #AB1084 5.50% 2040[7]	254	283
Fannie Mae Pool #BM4488 3.433% 2048[1,7]	36,914	38,839
Fannie Mae Pool #BN0292 3.902% 2048[1,7]	11,427	12,195
Fannie Mae Pool #BN0301 3.958% 2048[1,7]	10,699	11,405
Fannie Mae Pool #BN0374 3.983% 2048[1,7]	7,707	8,221
Fannie Mae Pool #FM2202 4.00% 2048[7]	35,200	37,357
Fannie Mae Pool #CA3180 4.00% 2048[7]	12,624	13,371
Fannie Mae Pool #MA3495 4.00% 2048[7]	8,325	8,801
Fannie Mae Pool #MA3443 4.00% 2048[7]	4,939	5,214
Fannie Mae Pool #MA3536 4.00% 2048[7]	2,739	2,889
Fannie Mae Pool #MA3467 4.00% 2048[7]	1,703	1,799
Fannie Mae Pool #MA3521 4.00% 2048[7]	269	284
Fannie Mae Pool #MA3496 4.50% 2048[7]	6,972	7,475
Fannie Mae Pool #CA2493 4.50% 2048[7]	657	702
Fannie Mae Pool #CA3099 4.50% 2048[7]	576	615
Fannie Mae Pool #BN0638 4.50% 2048[7]	3	3
Fannie Mae Pool #BK4873 5.00% 2048[7]	3,582	3,887
Fannie Mae Pool #CA4534 3.00% 2049[7]	64,280	67,495
Fannie Mae Pool #CA4026 3.50% 2049[7]	36,213	37,762
Fannie Mae Pool #CA4358 3.50% 2049[7]	22,778	23,704
Fannie Mae Pool #CA4566 3.50% 2049[7]	13,165	13,703
Fannie Mae Pool #MA3686 3.50% 2049[7]	12,258	12,727
Fannie Mae Pool #MA3692 3.50% 2049[7]	3,523	3,658
Fannie Mae Pool #FM1028 3.50% 2049[7]	3,021	3,139
Fannie Mae Pool #BN5402 3.50% 2049[7]	1,669	1,737
Fannie Mae Pool #CA4813 3.50% 2049[7]	968	1,010
Fannie Mae Pool #BN4595 3.50% 2049[7]	120	125
Fannie Mae Pool #FM1596 3.50% 2049[7]	117	122
Fannie Mae Pool #MA3614 3.50% 2049[7]	34	36
Fannie Mae Pool #MA3597 3.50% 2049[7]	23	24
Fannie Mae Pool #MA3663 3.50% 2049[7]	8	8
Intermediate Bond Fund of America — Page 10 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BN8901 3.50% 2049[7]	$7	$7
Fannie Mae Pool #BN3448 3.50% 2049[7]	6	6
Fannie Mae Pool #BJ8402 3.533% 2049[1,7]	6,000	6,343
Fannie Mae Pool #BN5230 3.999% 2049[1,7]	17,192	18,352
Fannie Mae Pool #MA3639 4.50% 2049[7]	13,363	14,275
Fannie Mae Pool #CA2963 4.50% 2049[7]	3,721	3,972
Fannie Mae Pool #MA3593 4.50% 2049[7]	2,092	2,231
Fannie Mae Pool #BN8753 4.50% 2049[7]	24	26
Fannie Mae Pool #CA3228 4.50% 2049[7]	6	7
Fannie Mae Pool #MA3905 3.00% 2050[7]	178,805	184,423
Fannie Mae, Series 2001-4, Class NA, 9.014% 2025[1,7]	2	2
Fannie Mae, Series 2001-4, Class GA, 9.151% 2025[1,7]	4	4
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[7]	163	199
Fannie Mae, Series 2001-20, Class D, 11.00% 2031[1,7]	—[8]	—[8]
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[7]	63	74
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[7]	252	306
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 2.959% 2027[1,7]	11,000	12,010
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.079% 2027[1,7]	13,000	14,274
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[7]	383	364
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[7]	1,003	926
Freddie Mac Pool #ZK3487 3.00% 2026[7]	500	518
Freddie Mac Pool #ZK3704 3.00% 2026[7]	75	78
Freddie Mac Pool #ZK3851 3.00% 2027[7]	700	727
Freddie Mac Pool #ZS6479 3.00% 2027[7]	43	45
Freddie Mac Pool #ZK4025 3.00% 2027[7]	7	7
Freddie Mac Pool #ZK7590 3.00% 2029[7]	9,607	9,979
Freddie Mac Pool #ZS8526 3.00% 2029[7]	161	167
Freddie Mac Pool #ZS8517 3.00% 2029[7]	151	156
Freddie Mac Pool #ZS8509 3.00% 2029[7]	8	8
Freddie Mac Pool #G18655 3.00% 2032[7]	24,987	25,999
Freddie Mac Pool #G18688 3.00% 2033[7]	12,559	13,058
Freddie Mac Pool #ZS8715 3.00% 2033[7]	10,574	10,962
Freddie Mac Pool #ZT0716 3.00% 2033[7]	6,893	7,143
Freddie Mac Pool #SB0023 3.00% 2033[7]	1,072	1,112
Freddie Mac Pool #ZT1344 3.00% 2033[7]	1,043	1,082
Freddie Mac Pool #ZK9250 3.00% 2033[7]	190	197
Freddie Mac Pool #ZS8700 3.00% 2033[7]	62	65
Freddie Mac Pool #SB8015 2.50% 2034[7]	14,368	14,756
Freddie Mac Pool #QN1073 3.00% 2034[7]	1,717	1,789
Freddie Mac Pool #ZT2019 3.00% 2034[7]	1,398	1,448
Freddie Mac Pool #ZT1609 3.00% 2034[7]	74	77
Freddie Mac Pool #SB8035 2.50% 2035[7]	54,992	56,479
Freddie Mac Pool #SB8026 2.50% 2035[7]	18,016	18,503
Freddie Mac Pool #SB8027 3.00% 2035[7]	15,366	15,946
Freddie Mac Pool #760012 3.04% 2045[1,7]	2,925	3,012
Freddie Mac Pool #760013 3.188% 2045[1,7]	2,248	2,321
Freddie Mac Pool #760014 3.507% 2045[1,7]	6,684	6,941
Freddie Mac Pool #760015 3.241% 2047[1,7]	8,840	9,006
Freddie Mac Pool #ZT1544 3.50% 2048[7]	226	236
Freddie Mac Pool #ZS4785 4.00% 2048[7]	556	587
Freddie Mac Pool #SD8005 3.50% 2049[7]	102,266	106,204
Freddie Mac Pool #RA1369 3.50% 2049[7]	77,373	82,140
Freddie Mac Pool #ZT1951 3.50% 2049[7]	11,996	12,454
Freddie Mac Pool #ZT2086 3.50% 2049[7]	9,793	10,174
Intermediate Bond Fund of America — Page 11 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZT1776 3.50% 2049[7]	$891	$926
Freddie Mac Pool #ZT1863 3.50% 2049[7]	768	798
Freddie Mac Pool #ZT1709 3.50% 2049[7]	33	34
Freddie Mac Pool #ZN3940 3.50% 2049[7]	26	27
Freddie Mac Pool #ZN3231 3.50% 2049[7]	12	12
Freddie Mac Pool #ZN6499 3.50% 2049[7]	1	1
Freddie Mac Pool #2B7361 3.901% 2049[1,7]	6,264	6,669
Freddie Mac Pool #ZA6269 4.50% 2049[7]	2,095	2,239
Freddie Mac Pool #ZN5963 4.50% 2049[7]	843	900
Freddie Mac Pool #ZT1595 4.50% 2049[7]	291	311
Freddie Mac Pool #ZN3190 4.50% 2049[7]	53	57
Freddie Mac Pool #RA2020 3.00% 2050[7]	33,370	34,916
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.059% 2023[1,7]	4	4
Freddie Mac, Structured Agency Credit Risk Debt Note, Series 2015-DNA1, Class M3, 4.927% 2027[1,7]	8,000	8,586
Freddie Mac, Series T041, Class 3A, 5.402% 2032[1,7]	179	203
Freddie Mac, Series 4582, Class GA, 3.75% 2052[1,7]	45,465	47,291
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[7]	40,000	43,846
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[1,7]	50,000	55,295
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[7]	14,275	15,537
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[1,7]	1,644	1,833
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[1,7]	13,430	15,634
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[7]	3,250	3,781
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[7]	10,415	12,130
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,7]	3,750	4,443
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[7]	15,000	17,098
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[7]	12,860	14,797
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 2024[7]	31,580	33,143
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[7]	874	817
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[7]	553	531
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[7]	148	135
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.905% 2056[1,7]	11,024	11,504
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,7]	11,277	11,820
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[7]	10,664	11,234
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]	32,485	34,499
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[7]	10,908	11,878
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[7]	8,158	8,576
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[7]	20,026	21,359
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[7]	1,833	1,944
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[7]	58,618	61,254
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[7]	34,895	36,089
Government National Mortgage Assn. 4.50% 2042[7]	13	14
Government National Mortgage Assn. 4.00% 2047[7]	10,795	11,452
Government National Mortgage Assn. 4.50% 2049[7]	373	393
Government National Mortgage Assn. 3.00% 2050[7,9]	28,236	29,176
Government National Mortgage Assn. 3.00% 2050[7,9]	19,354	19,978
Government National Mortgage Assn. 3.50% 2050[7,9]	73,928	76,547
Government National Mortgage Assn. 3.50% 2050[7,9]	45,347	46,989
Government National Mortgage Assn. 4.00% 2050[7,9]	1,997	2,079
Government National Mortgage Assn. 4.50% 2050[7,9]	254	268
Government National Mortgage Assn. Pool #MA4837 3.50% 2047[7]	1,728	1,810
Government National Mortgage Assn. Pool #MA5137 4.00% 2048[7]	257,494	271,889
Government National Mortgage Assn. Pool #MA5264 4.00% 2048[7]	3,774	3,962
Intermediate Bond Fund of America — Page 12 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[7]	$78	$84
Government National Mortgage Assn. Pool #MA6339 3.50% 2049[7]	126,805	132,139
Government National Mortgage Assn. Pool #MA6284 3.50% 2049[7]	585	609
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[7]	231,296	241,549
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[7]	33,068	34,442
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[7]	431	453
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[7]	224	239
Government National Mortgage Assn. Pool #MA6474 3.00% 2050[7]	16,961	17,568
Government National Mortgage Assn. Pool #MA6400 3.50% 2050[7]	3,629	3,711
Uniform Mortgage-Backed Security 3.00% 2035[7,9]	168,496	174,401
Uniform Mortgage-Backed Security 3.00% 2050[7,9]	6,948	7,156
Uniform Mortgage-Backed Security 3.50% 2050[7,9]	128,082	133,020
Uniform Mortgage-Backed Security 4.00% 2050[7,9]	2,828	2,977
Uniform Mortgage-Backed Security 4.00% 2050[7,9]	1,515	1,596
Uniform Mortgage-Backed Security 4.50% 2050[7,9]	111,639	119,157
		3,118,786
Collateralized mortgage-backed obligations (privately originated) 3.32%
Angel Oak Mortgage Trust, Series 2017-2, Class A1, 2.478% 2047[1,4,7]	3,608	3,620
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,4,7]	48,499	49,410
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[1,4,7]	25,094	25,780
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 2.727% 2029[1,4,7]	6,209	6,217
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.227% 2029[1,4,7]	3,810	3,840
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[1,4,7]	12,578	12,760
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[1,4,7]	3,218	3,291
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 2049[1,4,7]	1,775	1,810
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[1,4,7]	39,970	40,297
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[1,4,7]	2,093	2,128
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[1,4,7]	1,568	1,599
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[1,4,7]	870	889
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[1,4,7]	12,343	12,902
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 2057[1,4,7]	9,926	10,583
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[7]	116	122
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[7]	99	104
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[7]	167	173
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[7]	306	319
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577% 2047[1,4,7]	2,863	2,873
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 2030[1,4,7]	47,000	47,251
Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 2030[1,4,7]	2,021	2,047
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[4,7]	17,647	17,857
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 2049[4,7]	4,294	4,360
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 2029[1,4,7]	12,755	12,783
Finance of America Structured Securities Trust, Series 2019-HB1, Class M1, 3.396% 2029[1,4,7]	7,177	7,221
Finance of America Structured Securities Trust, Series 2019-HB1, Class M2, 3.676% 2029[1,4,7]	5,161	5,198
Finance of America Structured Securities Trust, Series 2019-HB1, Class M3, 3.813% 2029[1,4,7]	5,408	5,551
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,7]	20,770	22,298
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[4,7]	19,280	20,778
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[1,4,7]	16,681	17,628
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 2058[1,4,7]	14,338	14,542
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 2048[1,4,7]	12,327	12,515
Homeward Opportunities Fund Trust, Series 2019-1, 3.454% 2059[1,4,7]	2,067	2,096
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[1,4,7]	3,865	4,009
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[1,4,7]	2,701	2,794
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[1,4,7]	4,318	4,378
Intermediate Bond Fund of America — Page 13 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[1,4,7]	$11,840	$12,029
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[1,4,7]	13,507	13,631
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 2.477% 2051[1,4,7]	19,840	19,912
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.411% 2052[1,4,7]	51,767	51,920
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 2.427% 2052[1,4,7]	44,090	44,230
Mello Warehouse Securitization Trust, Series 2019-2, Class B, (1-month USD-LIBOR + 0.95%) 2.611% 2052[1,4,7]	12,434	12,471
Mello Warehouse Securitization Trust, Series 2019-1, Class B, 2.627% 2052[1,4,7]	3,160	3,168
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[1,4,7]	1,979	1,982
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[1,4,7]	13,184	13,227
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,4,7]	15,805	15,908
Nationstar HECM Loan Trust, Series 2019-2A, Class M1, 2.359% 2029[1,4,7]	4,347	4,392
Nationstar HECM Loan Trust, Series 2019-2A, Class M2, 2.645% 2029[1,4,7]	2,241	2,266
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,4,7]	15,448	15,523
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[1,4,7]	23,038	23,837
Onslow Bay Financial LLC, Series 2020-EXP1, Class 2A1B, 4.078% 2059[1,4,7]	5,500	5,474
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 2028[1,4,7]	5,846	5,860
Reverse Mortgage Investment Trust, Series 2020-1, Class A, 2.158% 2030[1,4,7]	20,900	21,140
Reverse Mortgage Investment Trust, Series 2020-1, Class M1, 2.332% 2030[1,4,7]	3,359	3,400
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.332% 2030[1,4,7]	1,315	1,332
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,4,7]	3,399	3,421
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[1,4,7]	21,248	21,896
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[1,4,7]	21,158	21,441
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[1,4,7]	19,997	20,362
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 2.277% 2052[1,4,7]	32,377	32,466
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.227% 2057[1,4,7]	3,735	3,740
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,4,7]	2,496	2,603
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 2058[1,4,7]	2,718	2,756
		762,410
Commercial mortgage-backed securities 0.60%
Citigroup Commercial Mortgage Trust, Series 2014-CG21, Class AS, 4.026% 2047[7]	1,210	1,308
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[7]	150	164
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class B, 4.241% 2049[1,7]	1,369	1,518
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[4,7]	150	155
Commercial Mortgage Trust, Series 2012-CR5, Class D, 4.318% 2045[1,4,7]	5,000	5,149
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 2045[1,4,7]	2,714	2,803
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[4,7]	2,250	2,343
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.041% 2046[1,4,7]	7,479	7,658
Commercial Mortgage Trust, Series 2013-CC10, Class B, 4.789% 2046[1,4,7]	1,651	1,810
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[7]	6,900	7,481
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 2047[7]	700	750
Commercial Mortgage Trust, Series 2014-CR19, Class C, 4.730% 2047[1,7]	2,090	2,263
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[1,7]	12,175	13,136
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[7]	8,975	9,646
Commerical Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[7]	150	164
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.580% 2048[1,7]	275	301
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[1,7]	150	163
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.334% 2044[1,4,7]	3,500	3,643
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[7]	150	162
GS Mortgage Securities Corp., Series 2013-GC14, Class D, 4.745% 2046[1,4,7]	2,500	2,626
GS Mortgage Securities Corp. II, Series 2011-GC5, Class B, 5.389% 2044[1,4,7]	275	287
GS Mortgage Securities Corp. II, Series 2011-GC3, Class D, 5.636% 2044[1,4,7]	7,800	8,073
Intermediate Bond Fund of America — Page 14 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682% 2046[4,7]	$1,500	$1,567
GS Mortgage Securities Corp. II, Series 2014-GC18, Class B, 4.885% 2047[1,7]	5,863	6,184
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class D, 4.679% 2047[1,4,7]	6,200	6,528
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[7]	8,000	8,609
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class B, 4.622% 2049[1,7]	390	436
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[1,7]	3,032	3,195
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class C, 4.26% 2046[1,7]	900	940
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.376% 2046[1,4,7]	5,000	5,027
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.755% 2046[1,7]	3,065	3,327
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[1,7]	5,000	5,432
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[7]	400	445
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.698% 2049[1,7]	275	305
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 2046[1,4,7]	1,475	1,537
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class B, 3.875% 2046[1,4,7]	1,370	1,444
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.11% 2048[1,7]	275	293
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[7]	275	285
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[7]	15,455	16,620
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[7]	150	160
Wells Fargo Commercial Mortgage Trust, Series 2015-LC-22, Class C, 4.534% 2058[1,7]	1,690	1,850
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[7]	150	167
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[7]	1,250	1,315
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[1,7]	1,966	2,060
		139,329
Total mortgage-backed obligations		4,020,525
Asset-backed obligations 7.63%
Aesop Funding LLC, Series 2015-1A, Class A, 2.50% 2021[4,7]	8,333	8,351
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[4,7]	9,180	9,244
Aesop Funding LLC, Series 2016-2A, Class A, 2.72% 2022[4,7]	26,650	27,165
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[4,7]	8,020	8,149
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[4,7]	1,200	1,245
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[4,7]	2,125	2,217
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[4,7]	7,430	7,952
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[4,7]	19,300	20,996
American Express Credit Account Master Trust, Series 2018-1, Class A, 2.67% 2022[7]	500	500
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33% 2026[4,7]	58,946	60,525
CarMaxAuto Owner Trust, Series 2018-3, Class A2A, 2.88% 2021[7]	7,691	7,705
CarMaxAuto Owner Trust, Series 2019-2, Class A2A, 2.69% 2022[7]	1,486	1,498
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[7]	70,193	70,687
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[7]	1,740	1,812
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[1,4,7]	35,749	36,323
CPS Auto Receivables Trust, Series 2018-C, Class A, 2.87% 2021[4,7]	468	468
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 2022[4,7]	1,953	1,961
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[4,7]	198	199
CPS Auto Receivables Trust, Series 2017-D, Class C, 3.01% 2022[4,7]	11,050	11,105
CPS Auto Receivables Trust, Series 2018-D, Class A, 3.06% 2022[4,7]	1,530	1,532
CPS Auto Receivables Trust, Series 2018-D, Class B, 3.61% 2022[4,7]	10,725	10,837
CPS Auto Receivables Trust, Series 2017-C, Class C, 2.86% 2023[4,7]	103	104
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05% 2023[4,7]	520	525
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 2023[4,7]	4,500	4,571
CPS Auto Receivables Trust, Series 2018-A, Class D, 3.66% 2023[4,7]	6,300	6,486
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[4,7]	1,667	1,713
CPS Auto Receivables Trust, Series 2018-C, Class C, 3.68% 2024[4,7]	793	810
Intermediate Bond Fund of America — Page 15 of 21

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[4,7]	$2,227	$2,279
Credit Acceptance Auto Loan Trust, Series 18-2A, Class B, 3.94% 2027[4,7]	4,431	4,588
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[4,7]	6,670	6,739
Credit Acceptance Auto Loan Trust, Series 20-1A, Class B, 2.39% 2029[4,7]	9,882	10,016
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[7]	28,618	28,700
Drive Auto Receivables Trust, Series 2019-2, Class A2A, 2.93% 2022[7]	694	694
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[7]	6,740	6,840
Drive Auto Receivables Trust, Series 2018-1 Class C, 3.22% 2023[7]	842	844
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[7]	28,585	29,027
Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63% 2024[7]	3,363	3,385
Drive Auto Receivables Trust, Series 2018-3, Class C 3.72% 2024[7]	366	369
Drive Auto Receivables Trust, Series 2018-1 Class D, 3.81% 2024[7]	185	189
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[7]	18,985	19,404
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[7]	8,750	8,951
Drive Auto Receivables Trust, Series 2019-1, Class C 3.78% 2025[7]	21,500	21,952
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[4,7]	6,535	6,562
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[4,7]	12,337	12,399
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 2022[4,7]	5,959	5,979
Drivetime Auto Owner Trust, Series 2018-3A, Class B 3.56% 2022[4,7]	170	172
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[4,7]	20,067	20,133
Drivetime Auto Owner Trust, Series 2019-4A, Class A, 2.17% 2023[4,7]	33,170	33,293
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[4,7]	9,625	9,734
Drivetime Auto Owner Trust, Series 2019-2A Class B 2.99% 2023[4,7]	12,140	12,311
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[4,7]	25	25
Drivetime Auto Owner Trust, Series 2018-1A, Class C, 3.47% 2023[4,7]	9,321	9,364
Drivetime Auto Owner Trust, Series 2017-4A, Class D, 3.47% 2023[4,7]	1,502	1,514
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[4,7]	7,000	7,063
Drivetime Auto Owner Trust, Series 2018-2A, Class C, 3.67% 2024[4,7]	365	368
Drivetime Auto Owner Trust, Series 2020-1, Class C, 2.29% 2025[4,7]	17,485	17,702
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[4,7]	2,475	2,516
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[4,7]	10,260	10,512
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[4,7]	188	189
Exeter Automobile Receivables Trust, Series 2016-1A, Class C, 5.52% 2021[4,7]	126	126
Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.75% 2022[4,7]	20	20
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[4,7]	9,281	9,308
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22% 2022[4,7]	2,413	2,440
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 2023[4,7]	50,354	50,512
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18% 2023[4,7]	21,749	21,838
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 2023[4,7]	26,380	26,711
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[4,7]	10,100	10,243
Exeter Automobile Receivables Trust, Series 2018-2A, Class C, 3.69% 2023[4,7]	17,950	18,172
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26% 2024[4,7]	7,500	7,594
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[4,7]	7,690	7,879
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 2025[4,7]	5,560	5,659
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 2024[4,7]	7,148	7,237
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,7]	27,560	29,356
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[4,7]	62,036	63,426
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,7]	17,420	18,721
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[7]	68,224	69,848
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[4,7]	7,552	7,704
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 2025[7]	2,752	2,798
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.44% 2025[7]	3,979	4,052
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B 2.87% 2024[7]	2,725	2,835
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class C, 3.07% 2024[7]	5,715	5,939
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[4,7]	6,435	6,737
Intermediate Bond Fund of America — Page 16 of 21

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[4,7]	$1,078	$1,158
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[4,7]	48,180	49,834
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[4,7]	46,306	49,274
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A2, 1.90% 2022[4,7]	39,188	39,419
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A2, 1.82% 2022[7]	34,683	34,812
Mercedes-Benz Auto Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[7]	2,510	2,511
Nissan Auto Lease Trust, Series 2020-A, Class A2A, 1.80% 2022[7]	19,688	19,826
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 2024[4,7]	17,500	17,795
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[7]	616	648
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 2037[7]	1,883	1,971
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[1,4,7]	18,426	18,630
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 2.789% 2027[1,4,7]	20,255	20,263
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 2.869% 2027[1,4,7]	47,673	47,702
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[7]	350	350
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[7]	2,171	2,174
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[7]	924	925
Santander Drive Auto Receivables Trust, Series 2017-2, Class C, 2.79% 2022[7]	971	973
Santander Drive Auto Receivables Trust, Series 2019-2, Class B, 2.79% 2024[7]	34,450	34,947
Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81% 2024[7]	18,050	18,381
Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42% 2025[7]	26,445	26,967
Santander Retail Auto Lease Trust, Series 2019-A, Class A2A, 2.72% 2022[4,7]	3,136	3,164
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 2.861% 2025[1,4,7]	15,334	15,344
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[7]	9,840	10,156
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[7]	30,000	31,069
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[4,7]	2,494	2,519
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[4,7]	57,755	60,480
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A2A, 2.59% 2022[7]	16,874	16,954
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 2024[7]	49,243	49,974
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[7]	48,012	48,362
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[4,7]	47	47
Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59% 2022[4,7]	5,501	5,513
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[4,7]	3,254	3,263
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[4,7]	58,544	59,065
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[4,7]	21,394	21,527
Westlake Automobile Receivables Trust, Series 2018-1A, Class C, 2.92% 2023[4,7]	2,163	2,169
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[4,7]	18,760	19,028
Westlake Automobile Receivables Trust, Series 2018-2A, Class C 3.50% 2024[4,7]	180	182
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[7]	18,800	19,416
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[7]	20,000	20,422
		1,754,862
Bonds & notes of governments & government agencies outside the U.S. 2.82%
Alberta (Province of) 1.875% 2024	20,000	20,668
Asian Development Bank 2.75% 2023	21,359	22,499
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[4]	9,090	9,927
European Bank for Reconstruction & Development 1.125% 2020	30,000	30,019
European Investment Bank 2.00% 2022	11,000	11,309
European Investment Bank 2.25% 2022	15,020	15,403
European Stability Mechanism 2.125% 2022[4]	58,322	60,089
Export Development Canada 2.50% 2023	24,000	25,049
Italy (Republic of) 2.375% 2024	20,000	20,178
Japan Bank for International Cooperation 2.125% 2020	32,200	32,314
Intermediate Bond Fund of America — Page 17 of 21

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Japan Bank for International Cooperation 2.125% 2020	$12,700	$12,781
Japan Bank for International Cooperation 2.125% 2020	12,500	12,526
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 2.387% 2020[1]	16,552	16,575
Japan Bank for International Cooperation 3.125% 2021	38,336	39,352
Japan Bank for International Cooperation 2.50% 2024	12,280	12,931
Japan Finance Organization for Municipalities 2.625% 2022[4]	13,000	13,376
KfW 2.375% 2022	15,000	15,577
Lithuania (Republic of) 6.625% 2022[4]	23,244	25,465
Poland (Republic of) 3.00% 2023	10,000	10,418
Poland (Republic of) 4.00% 2024	9,215	10,046
Poland (Republic of) 3.25% 2026	945	1,024
Portuguese Republic 5.125% 2024	36,500	41,935
Qatar (State of) 3.875% 2023[4]	23,475	24,897
Qatar (State of) 3.375% 2024[4]	19,856	20,979
Qatar (State of) 4.00% 2029	10,000	11,339
Quebec (Province of) 2.375% 2022	18,999	19,454
Saudi Arabia (Kingdom of) 2.875% 2023[4]	11,645	11,954
Saudi Arabia (Kingdom of) 2.875% 2023	9,800	10,060
Saudi Arabia (Kingdom of) 4.00% 2025	9,800	10,622
Saudi Arabia (Kingdom of) 4.00% 2025[4]	4,320	4,682
Saudi Arabia (Kingdom of) 3.625% 2028[4]	9,800	10,526
Sweden (Kingdom of) 1.25% 2021[4]	40,000	40,127
Sweden (Kingdom of) 2.375% 2023[4]	12,135	12,614
Swedish Export Credit Corp. 1.75% 2020	11,000	11,012
		647,727
Total bonds, notes & other debt instruments (cost: $21,236,540,000)		22,025,658
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative, preferred shares[4]	4,000	2,720
Total preferred securities (cost: $3,985,000)		2,720
Short-term securities 5.66% Money market investments 5.66%
Capital Group Central Cash Fund 1.63%[10]	13,001,561	1,300,156
Total short-term securities (cost: $1,287,477,000)		1,300,156
Total investment securities 101.49% (cost: $22,528,002,000)		23,328,534
Other assets less liabilities (1.49)%		(342,869)
Net assets 100.00%		$22,985,665
Intermediate Bond Fund of America — Page 18 of 21

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[11] (000)	Value at 2/29/2020[12] (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
2 Year U.S. Treasury Note Futures	Long	20,656	July 2020	$4,131,200	$4,509,786	$34,694
5 Year U.S. Treasury Note Futures	Long	40,067	July 2020	4,006,700	4,918,224	76,916
10 Year U.S. Treasury Note Futures	Long	5,957	June 2020	595,700	802,706	15,543
10 Year Ultra U.S. Treasury Note Futures	Short	4,000	June 2020	(400,000)	(600,875)	(17,439)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,499	June 2020	(149,900)	(311,043)	(11,994)
						$97,720
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
1.5155%	U.S. EFFR	3/18/2020	$5,475,500	$148	$—	$148
1.5135%	U.S. EFFR	3/18/2020	5,474,500	143	—	143
1.531%	U.S. EFFR	3/18/2020	2,860,300	100	—	100
1.515%	U.S. EFFR	3/18/2020	2,589,700	69	—	69
3-month USD-LIBOR	2.806%	8/29/2020	76,300	(558)	—	(558)
1.454%	U.S. EFFR	12/10/2020	737,000	3,075	—	3,075
1.4555%	U.S. EFFR	12/10/2020	623,000	2,607	—	2,607
1.491%	U.S. EFFR	12/16/2020	679,500	3,123	—	3,123
1.487%	U.S. EFFR	12/16/2020	670,500	3,060	—	3,060
1.4995%	U.S. EFFR	12/20/2020	1,375,000	6,569	—	6,569
2.3755%	U.S. EFFR	2/6/2021	456,000	6,479	—	6,479
1.426%	U.S. EFFR	2/11/2021	750,000	3,941	—	3,941
1.424%	U.S. EFFR	2/11/2021	750,000	3,926	—	3,926
1.34%	U.S. EFFR	10/18/2021	455,000	4,375	—	4,375
1.3675%	U.S. EFFR	11/6/2021	1,600,000	16,946	—	16,946
1.42%	U.S. EFFR	11/14/2021	1,280,000	14,903	—	14,903
U.S. EFFR	1.335%	11/26/2021	770,000	(8,016)	—	(8,016)
1.402%	U.S. EFFR	1/14/2022	577,250	7,304	—	7,304
1.403%	U.S. EFFR	1/14/2022	545,750	6,916	—	6,916
1.082%	U.S. EFFR	2/26/2022	595,300	4,293	—	4,293
1.074%	U.S. EFFR	2/26/2022	593,100	4,182	—	4,182
3-month USD-LIBOR	1.265%	2/26/2022	593,900	(3,429)	—	(3,429)
3-month USD-LIBOR	1.271%	2/26/2022	594,810	(3,505)	—	(3,505)
1.07625%	U.S. EFFR	2/27/2022	587,330	4,168	—	4,168
1.0405%	U.S. EFFR	2/27/2022	587,320	3,747	—	3,747
3-month USD-LIBOR	1.23%	2/27/2022	586,980	(2,992)	—	(2,992)
3-month USD-LIBOR	1.262%	2/27/2022	586,980	(3,364)	—	(3,364)
1.0465%	U.S. EFFR	2/28/2022	604,450	3,929	—	3,929
3-month USD-LIBOR	1.233%	2/28/2022	604,830	(3,172)	—	(3,172)
3-month USD-LIBOR	2.8755%	7/3/2023	498,644	(32,042)	—	(32,042)
U.S. EFFR	2.508%	7/3/2023	660,645	(39,764)	—	(39,764)
2.21875%	U.S. EFFR	3/14/2024	190,000	11,771	—	11,771
3-month USD-LIBOR	2.32658%	5/2/2024	460,700	(26,586)	—	(26,586)
3-month USD-LIBOR	1.93%	6/12/2024	59,200	(2,529)	—	(2,529)
3-month USD-LIBOR	1.9675%	6/21/2029	33,000	(2,649)	—	(2,649)
Intermediate Bond Fund of America — Page 19 of 21

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
U.S. EFFR	1.4869%	10/23/2029	$93,700	$(5,614)	$—	$(5,614)
U.S. EFFR	1.485%	10/23/2029	102,700	(6,135)	—	(6,135)
U.S. EFFR	1.446%	10/24/2029	11,600	(651)	—	(651)
U.S. EFFR	1.4495%	10/24/2029	87,900	(4,959)	—	(4,959)
U.S. EFFR	1.453%	10/24/2029	118,800	(6,741)	—	(6,741)
U.S. EFFR	1.4741%	10/24/2029	119,300	(7,006)	—	(7,006)
1.419%	U.S. EFFR	11/26/2029	163,000	8,765	—	8,765
3-month USD-LIBOR	3.238%	8/8/2044	15,000	(6,353)	—	(6,353)
3-month USD-LIBOR	2.7045%	1/2/2045	41,000	(12,790)	—	(12,790)
3-month USD-LIBOR	2.454%	1/15/2045	24,000	(6,171)	—	(6,171)
3-month USD-LIBOR	2.58245%	11/5/2045	120,000	(35,104)	—	(35,104)
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(4,016)	—	(4,016)
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	(4,996)	—	(4,996)
3-month USD-LIBOR	2.59125%	12/16/2045	36,000	(10,653)	—	(10,653)
3-month USD-LIBOR	1.934%	12/12/2049	58,000	(9,532)	—	(9,532)
3-month USD-LIBOR	1.935%	12/17/2049	67,350	(11,086)	—	(11,086)
3-month USD-LIBOR	2.007%	12/19/2049	20,400	(3,735)	—	(3,735)
3-month USD-LIBOR	2.068%	12/24/2049	19,780	(3,931)	—	(3,931)
3-month USD-LIBOR	2.045%	12/27/2049	60,600	(11,687)	—	(11,687)
3-month USD-LIBOR	2.0375%	1/6/2050	116,010	(22,149)	—	(22,149)
3-month USD-LIBOR	1.961%	1/9/2050	56,500	(9,680)	—	(9,680)
3-month USD-LIBOR	1.678%	2/21/2050	50,495	(4,993)	—	(4,993)
					$—	$(192,049)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments (000)	Unrealized appreciation at 2/29/2020 (000)
CDX.NA.IG.33	1.00%/Quarterly	12/20/2024	$2,140,000	$(33,245)	$(48,591)	$15,346
[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $189,495,000, which represented .82% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,438,355,000, which represented 14.96% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Amount less than one thousand.
[9]	Purchased on a TBA basis.
[10]	Rate represents the seven-day yield at 2/29/2020.
[11]	Notional amount is calculated based on the number of contracts and notional contract size.
[12]	Value is calculated based on the notional amount and current market price.
Intermediate Bond Fund of America — Page 20 of 21

unaudited
Key to abbreviation and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-023-0420O-S73170	Intermediate Bond Fund of America — Page 21 of 21

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: April 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: April 30, 2020

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2020